UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2006
                     --------------------------------------

Item 1 -- Schedule of Investments.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio
            Schedule of Investments - September 30, 2006 (Unaudited)

Security                                                       Rate       Maturity          Par Value     Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 95.5%
BONDS AND NOTES - 91.6%
Asset Backed - 54.1%
Accredited Mortgage 2006-2 M7 (a)                             6.180       9/25/2036           250,000          249,513
Advanta Business Card Master Trust 2005-C1 C1 (a)             5.835       8/22/2011           500,000          502,758
American Express Issuance Trust 2005-1 C (a)                  5.660       8/15/2011           500,000          502,346
Asset Backed Funding Certificates 2005-WMC1 M4 (a)            5.914       6/25/2035           500,000          502,307
Asset Backed Securities Corp. Home Equity 2006-HE5 M7 (a)     6.230       7/25/2036           250,000          250,447
Bayview Financial Acquisition Trust 2006-A 1A1                5.614       2/28/2041           442,143          440,159
Bear Stearns Alt-A Trust 2005-1 A1 (a)                        5.610       1/25/2035           249,997          250,409
Centex Home Equity 2003-B AF4                                 3.235       2/25/2032           102,441          100,147
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)       5.594       4/25/2033           271,374          271,814
Chase Manhattan Auto Owner Trust 2003-B A4                    2.570       2/16/2010           775,937          764,817
Citibank Credit Card Issuance Trust 2004-A1 A1                2.550       1/20/2009         1,250,000        1,239,715
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)         5.474       7/25/2035           355,000          355,056
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A              5.701       3/25/2036           387,896          386,614
Coldwater CDO, Ltd. 2006-1A B (a)                             6.660        8/5/2046           350,000          350,000
Collegiate Funding Services Education Loan 2005-A A1 (a)      5.510       9/29/2014           324,622          324,680
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)          5.500       1/25/2036           935,314          934,265
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)           5.500       5/25/2036           979,480          976,968
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)         5.450      11/25/2035             8,325            8,325
Countrywide Asset-Backed Certificates 2006-13 MV7 (a)         6.280       1/25/2037           250,000          250,735
Countrywide Home Loans 2004-16 1A1 (a)                        5.730       9/25/2034           342,307          343,772
First USA Credit Card Master Trust 1997-4 A (a)               5.540       2/17/2010           750,000          751,179

Fremont Home Loan Trust 2006-1 M1 (a)                         5.644       4/25/2036         1,000,000          999,997
Gracechurch Card Funding PLC (a)                              5.640       9/15/2010           500,000          500,469
GS Auto Loan Trust 2004-1 A4                                  2.650       5/16/2011           315,000          310,291
M & I Auto Loan Trust 2003-1 A4                               2.970       4/20/2009           700,000          690,057
Nomura Home Equity 2006-WF1 M8 (a)                            6.330       3/25/2036           300,000          300,102

Security                                                       Rate       Maturity          Par Value     Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
Opteum Mortgage Acceptance Corp. 2005-5 2A1A                  5.470      12/25/2035           362,986          361,321

Option One Mortgage Loan Trust 2004-1 (a)                     5.620       1/25/2034             4,874            4,874
Option One Mortgage Loan Trust 2005-4 M4 (a)                  5.924      11/25/2035           500,000          502,767
Popular ABS Mortgage Pass-Through Trust 2004-4 AF4            4.628       9/25/2034           350,000          343,568
Residential Asset Securities Corp. 2005-EMX2 A2 (a)           5.484       7/25/2035         1,000,000        1,000,538
Residential Asset Securities Corp. 2005-EMX4 M7 (a)           6.580      11/25/2035           500,000          509,222
Residential Funding Mortgage Securities II 2006-HSA2 AI3      5.500       3/25/2036           200,000          200,259
Structured Asset Securities Corp. 2006-EQ1A M7 (a)            6.324       7/25/2036           250,000          250,000
Structured Asset Securities Corp. 2006-S2 M3 (a)              5.660       6/25/2036           381,000          380,999

Wachovia Auto Owner Trust 2004-B A4                           3.440       3/21/2011           400,000          389,224
WFS Financial Owner Trust 2005-3 A2                           4.110       6/17/2008            93,763           93,718
                                                                                                          ------------
Total Asset Backed (Cost $16,614,099)                                                                       16,593,432
                                                                                                          ------------

Corporate - 23.8%

Banking - 5.6%
Bank One Texas                                                6.250       2/15/2008           750,000          759,195
Glitnir Banki HF (a)                                          5.666      10/15/2008           250,000          248,657
US Bank NA (a)                                                5.538       10/1/2007           700,000          700,532
                                                                                                          ------------
                                                                                                             1,708,384
                                                                                                          ------------

Brokerages - 5.3%
Bear Stearns Co., Inc. (a)                                    5.715       1/31/2011           700,000          701,109
Morgan Stanley                                                5.800        4/1/2007           935,000          936,557
                                                                                                          ------------
                                                                                                             1,637,666
                                                                                                          ------------

Financial - 7.7%
Brandywine Operation Partners (a)                             5.958        4/1/2009           350,000          350,397
Citigroup, Inc. (a)                                           5.549       11/1/2007           750,000          750,988
HRPT Properties Trust REIT (a)                                5.990       3/16/2011           500,000          500,729
Western Corp. Federal Credit Union (a)                        5.465       2/15/2008           750,000          751,022
                                                                                                          ------------
                                                                                                             2,353,136
                                                                                                          ------------

Insurance - 2.5%
Principal Life, Inc., Funding (a)                             5.420       12/7/2007           750,000          750,376
                                                                                                          ------------

Media - 1.1%
Comcast Corp. (a)                                             5.800       7/14/2009           350,000          350,595
                                                                                                          ------------

Transportation - 1.6%
Daimler Chrysler NA Holding Corp. (a)                         5.820       3/13/2009           500,000          500,237
                                                                                                          ------------
Total Corporate (Cost $7,314,995)                                                                            7,300,394
                                                                                                          ------------

Security                                                       Rate       Maturity          Par Value     Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
Yankee Bonds - 6.4%
HBOS Treasury Services PLC 144A (a)                           5.580       1/12/2007           900,000           900,506
Landsbanki Islands HF 144A (a)                                6.100       8/25/2009           350,000           350,000
Telecom Italia Capital (a)                                    6.108       7/18/2011           350,000           347,272
Telefonica Emisiones Sau (a)                                  5.690       6/19/2009           350,000           350,214
                                                                                                          -------------
Total Yankee Bonds (Cost $1,950,315)                                                                          1,947,992
                                                                                                          -------------

U.S. Government Agency - 7.3%

Government Backed - 6.6%
FHLMC                                                         5.000       6/15/2016           302,849           301,871
FHLMC                                                         4.500       1/15/2019           263,407           261,511
FHLMC                                                         5.000       1/15/2023           360,232           358,309
FHLMC                                                         5.000       9/15/2024           719,753           715,601
FNMA                                                          4.500       5/25/2012           383,589           380,396
FNMA                                                          5.250       4/25/2025            16,926            16,866
                                                                                                          -------------
Total Government Backed (Cost $2,076,020)                                                                     2,034,554
                                                                                                          -------------

Pass Thru Securities - 0.7%
FHLMC                                                         5.500      10/15/2018           218,904           218,533
                                                                                                          -------------
Total Pass Thru Securities (Cost $225,911)
Total US Government Agency (Cost $2,301,935)                                                                  2,253,087
                                                                                                          -------------
TOTAL BONDS AND NOTES (Cost $28,181,340)                                                                     28,094,905
                                                                                                          -------------

                                                                                        Contract Size
                                                                                        -------------
PURCHASED OPTIONS - 0.0%
EDZ Put, Strike Price 94.375, 12/18/2006 (Cost $46,538)                                       400,000             1,000
                                                                                                          -------------

                                                                                          Par Value
                                                                                        -------------
SHORT TERM INVESTMENTS - 3.9%
U.S. Treasury Bill - 0.7%
U.S. Treasury Bill (Cost $ 198,062)                           4.820      12/14/2006           200,000           198,062
                                                                                                          -------------

Commercial Paper - 3.2%
Atlantis One Funding (b)                                      5.390      12/20/2006           500,000           494,086
Five Finance Inc ABC (b)                                      5.395       1/23/2007           500,000           491,533
                                                                                                          -------------
Total Commercial Paper (Cost $985,619)                                                                          985,619
                                                                                                          -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,183,681)                                                                1,183,681
                                                                                                          -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $29,411,559)                                                            29,279,586
                                                                                                          -------------

                                                                                            Shares
                                                                                        -------------
AFFILIATED INVESTMENTS - 4.5%
Dreyfus Institutional Preferred Plus Money Market
(c) (d) (Cost $1,371,140)                                     5.320                         1,371,140         1,371,140
                                                                                                          -------------

Total Investments - 100.0% (Cost $30,782,699)                                                                30,650,726
                                                                                                          -------------
Assets, Less Liabilities - 0.0%                                                                                  16,283
                                                                                                          -------------
NET ASSETS - 100.0%                                                                                          30,667,009
                                                                                                          =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,250,506 or 4.0% of net assets.

FHLMC - Federal Home Loan Mortgage Company

FNMA - Federal National Mortgage Association

REIT - Real Estate Investment Trust

(a)   Variable Rate Security; rate indicated as of September 30, 2006.

(b)   Rate noted is yield to maturity.

(c)   Stated rate is the seven-day yield for the fund at September 30, 2006.

(d)   Affiliated institutional money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $30,782,699. Net unrealized depreciation aggregated $131,973, of which $31,001 related to appreciated investment securities and $162,974 related to depreciated investment securities.

At September 30, 2006 the Fund held the following futures contracts:

                                                                                      Underlying Face      Unrealized
Contract                                              Position     Expiration Date    Amount at Value     Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------
US 2 YR Treasury (15 Contracts)                         Long            12/29/2006    $     3,060,703     $     6,768
US 5 YR Treasury (15 Contracts)                         Short           12/29/2006          1,573,008          (9,768)
EURO BOND (2 Contracts)                                 Short           12/15/2008            475,375            (382)
EURO BOND (2 Contracts)                                 Short            3/16/2009            475,225            (382)
EURO BOND (2 Contracts)                                 Short            6/15/2009            475,025            (407)
EURO BOND (2 Contracts)                                 Short            9/14/2009            474,850            (407)
                                                                                                          -----------
                                                                                                          $    (4,578)
                                                                                                          ===========

The Portfolio held the following written option contracts at September 30, 2006:

                                                Expiration
Written Call Options           Strike Price        Date        Notional Amount     Contracts       Premium         Value
---------------------------------------------------------------------------------------------------------------------------
EDZ Put                           94.125        12/18/2006             400,000             1     $    15,462     $  (1,000)
                                                               ============================================================

                  Mellon Institutional Funds Master Portfolio
                    Standish Mellon Fixed Income Portfolio
           Schedule of Investments - September 30, 2006 (Unaudited)

Security Description                                                       Rate    Maturity               Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 144.3%
BONDS AND NOTES - 130.3%
Asset Backed - 20.1%
Accredited Mortgage Loan Trust 2005-3 A2 (a) (b)                           5.430    9/25/2035   USD         545,370        545,429
Accredited Mortgage Loan Trust 2006-1 A1 (a)                               5.390    4/25/2036             1,221,552      1,221,708
ACE Securities Corp. 2006-ASL1 A (a) (b)                                   5.470    2/25/2036               535,791        535,837
American Express Credit Account Master Trust 2004-C 144A (a) (b)           5.830    2/15/2012             2,219,137      2,224,109
American General Mortgage Loan Trust 2006-1 A1 (a)                         5.750   12/25/2035               118,122        117,987
Americredit Automobile Receivables Trust 2005-DA A2 (b)                    4.750    11/6/2008               801,211        800,356
Banc of America Commercial Mortgage, Inc. 2005-2 A2 (b)                    4.247    7/10/2043             1,944,000      1,917,829
Bayview Commercial Asset Trust 2003-1 A 144A (a) (b)                       5.910    8/25/2033               467,885        468,713
Bayview Commercial Asset Trust 2003-2 A 144A (a) (b)                       5.910   12/25/2033               595,938        597,800
Bayview Commercial Asset Trust 2004-1 A 144A (a) (b)                       5.690    4/25/2034               685,657        686,514
Bayview Commercial Asset Trust 2005-4A B3 144A (a) (b)                     8.830    1/25/2036               236,754        236,754
Bayview Commercial Asset Trust 2006-1A B2 144A (a) (b)                     7.030    4/25/2036               264,910        265,241
Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b)                    5.600    4/25/2036               480,164        480,314
Bayview Commercial Asset Trust 2006-2A B2 144A (a) (b)                     6.800    7/25/2036               476,708        476,633
Bayview Financial Acquisition Trust 2005-B 1A6                             5.208    4/28/2039               200,000        194,212
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a) (b)            5.410    3/25/2035                28,051         28,053
Bear Stearns Commercial Mortgage Securities, Inc. (a)                      5.870    9/11/2038               950,000        974,195
Bear Stearns Commercial Mortgage Securities, Inc. 1998-C1 A2               6.440    6/16/2030                90,000         91,496
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2              4.740    3/13/2040                60,000         58,409
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2             4.254    7/11/2042               135,000        131,763
Bear Stearns Commercial Mortgage Securities 2005-T20 A2 (a)                5.127   10/12/2042                45,000         44,903
Bear Sterns Commercial Mortgage Securities, Inc. 2006-PW13 A3 9            5.518    9/11/2041               540,000        546,312
Capital Auto Receivables Asset Trust 2004-2 D 144A                         5.820    5/15/2012             1,950,000      1,924,282
Capital One Auto Finance Trust 2005-C A2 (b)                               4.480   10/15/2008               454,662        454,191
Capital One Multi-Asset Execution Trust 2004-C1 C1 (b)                     3.400   11/16/2009             3,138,000      3,117,810
Capital One Prime Auto Receivables Trust 2006-1 A1 (b)                     4.872    3/15/2007               186,361        186,335
Carrington Mortgage Loan Trust 2006-RFC1 A1 (a) (b)                        5.370    5/25/2036             1,549,513      1,549,626
Centex Home Equity 2006-A AV1 (a) (b)                                      5.380    6/25/2036               805,695        805,697
Centex Home Equity 2005-D AV1 (a) (b)                                      5.434   10/25/2035               445,750        445,798
Centex Home Equity 2005-D M2 (a)                                           5.790   10/25/2035                40,000         40,213
Centex Home Equity 2005-D M3 (a)                                           5.810   10/25/2035                70,000         70,425
Chase Commercial Mortgage Securities Corp. 1997-1 D                        7.370    6/19/2029                39,000         39,255
Chase Commercial Mortgage Securities Corp. 1997-1 E                        7.370    6/19/2029                67,000         67,463
Chase Credit Card Master Trust 2004-2 C (a) (b)                            5.880    9/15/2009             1,000,000      1,002,256
Chase Manhattan Auto Owner Trust 2005-B A2 (b)                             4.770    3/15/2008             1,190,544      1,189,188
Citicorp Residential Mortgage Securities 2006-2 A1A (b)                    5.872    9/25/2036             2,365,000      2,364,976
Citicorp Residential Mortgage Securities 2006-2 A2                         5.557    9/25/2036             2,600,000      2,599,922
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5 (a)                        5.010    2/25/2035               145,000        141,380
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2 (b)                       4.922    8/25/2035             1,168,921      1,157,845

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                           5.249    8/25/2035             1,955,000      1,916,098
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A (b)                       5.701    3/25/2036               711,143        708,792
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX (a)              5.269    7/15/2044                20,000         20,038
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2                    5.408    1/15/2046               775,000        781,297
Countrywide Alternative Loan Trust 2005-J4 2A1B (a) (b)                    5.444    7/25/2035               269,783        269,744
Countrywide Asset-Backed Certificates 2004-3 M3 (a) (b)                    6.200    5/25/2034               380,000        382,047
Countrywide Asset-Backed Certificates 2006-SPS1 A (a) (b)                  5.440   12/25/2025             2,585,076      2,583,774
Countrywide Asset-Backed Certificates 2006-SPS2 A (a) (b)                  5.490    5/25/2026             4,910,883      4,910,861
Credit-Based Asset Servicing and Securitization 2005-CB4 AV1 (a) (b)       5.430    8/25/2035               421,303        421,289
Credit-Based Asset Servicing and Securities 2005-CB8 AF5                   5.653   12/25/2035               300,000        297,580
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1 (b)           5.208   11/25/2035             1,272,827      1,265,944
Credit-Based Asset Servicing and Securitization 2005-CB8 AF1B (b)          5.451   12/25/2035             1,278,783      1,273,068
Credit-Based Asset Servicing and Securitization 2006-CB1 AF1 (b)           5.457    1/25/2036             1,755,919      1,747,099
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1 (b)           5.717   12/25/2036               596,205        594,151
CS First Boston Mortgage Securities Corp. 2002-HE4                         6.940    8/25/2032               636,267        641,427
First Franklin Mortgage Loan Asset Backed 2005-FFH3 2A1 (a) (b)            5.454    9/25/2035               388,032        388,064
First Horizon Alternative Mortgage Securities 2004-FA1 1A1                 6.250   10/25/2034               281,243        283,245
First NLC Trust 2005-3 AV2 (a) (b)                                         5.560   12/25/2035             1,200,000      1,200,464
Ford Credit Auto Owner Trust 2004-A C                                      4.190    7/15/2009                75,000         74,139
Ford Credit Auto Owner Trust 2005-B B                                      4.640    4/15/2010             1,465,000      1,449,577
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2                       4.223    4/10/2040               130,000        127,042
GMAC LLC (a)                                                               6.242    3/20/2007               120,000        119,595
GMAC Mortgage Corp. Loan Trust 2006-HE3 A1 (a) (b)                         5.430   10/25/2036             2,159,724      2,159,740
Green Tree Financial Corp. 1994-7 M1 (b)                                   9.250    3/15/2020               697,947        722,979
GSAA Home Equity Trust 2006-7 AV1 (a) (b)                                  5.410    3/25/2046             2,100,146      2,100,146
GSAMP Trust 2006-S4 A1 (a) (b)                                             5.420    5/25/2036             1,455,452      1,455,452
Home Equity Asset Trust 2005-4 2A1                                         5.414   10/25/2035                88,379         88,390
Home Equity Asset Trust 2005-5 2A1 (a) (b)                                 5.434   11/25/2035               980,201        980,317
Home Equity Asset Trust 2005-8 2A1 (a) (b)                                 5.440    2/25/2036               642,519        642,677
Home Equity Asset Trust 2005-8 M4 (a)                                      5.910    2/25/2036               160,000        160,584
Home Equity Asset Trust 2005-8 M7 (a)                                      6.450    2/25/2036                65,000         65,704
Home Equity Mortgage Trust (a) (b)                                         5.472    9/25/2036             1,418,193      1,418,428
Home Equity Mortgage Trust 2006-4 A1                                       5.671   11/25/2036               550,065        551,206
Honda Auto Receivables Owner Trust 2004-1 A3 (b)                           2.400    2/21/2008               430,201        427,617
Hyundai Auto Receivables Trust 2004-A B                                    3.460    8/15/2011                61,851         60,619
Hyundai Auto Receivables Trust 2006-A A2                                   5.130    2/16/2009               138,522        138,406
Indymac Index Mortgage Loan Trust 2006-AR9 B1 (a)                          6.070    6/25/2036               124,966        125,728
Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a)                          6.070    6/25/2036               249,914        251,439
JP Morgan Acquisition Corp. 2006-CW1 A2 (a) (b)                            5.370    5/25/2036               842,072        842,136
JP Morgan Chase Commercial Mortgage Sec. Co. 2005-LDP4 A2                  4.790   10/15/2042                30,000         29,575
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP5 A2              5.198   12/15/2044             1,605,000      1,604,355
JP Morgan Chase Commercial Mortgage Security Co. 2006-LDP6 A2              5.379    4/15/2043                10,000         10,063
JP Morgan Chase 2006-LDP7 ASB (a)                                          6.065    4/15/2045               955,000        989,629
JP Morgan Mortgage Acquisition Corp. 2005-FRE1 A2F1 (b)                    5.375   10/25/2035               811,939        808,241
JP Morgan Mortgage Trust 2005-A7 1A2 (a)                                   5.001   10/25/2035               150,000        148,048
LB-UBS Commercial Mortgage Trust 2006-C3 A2                                5.532    3/15/2039                20,000         20,282
MBNA Credit Card Master Note Trust 2002-C1 C1                              6.800    7/15/2014                65,000         69,375

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2 (a)                        4.960    7/12/2038             1,090,000      1,082,431
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2                            5.396   11/12/2037               375,000        376,383
MMCA Automobile Trust 2002-1 B (b)                                         5.370    1/15/2010                29,414         29,397
Morgan Stanley ABS Capital I 2005-WMC6 A2A (a) (b)                         5.440    7/25/2035               393,080        393,147
Morgan Stanley ABS Capital I 2006-HE3 A2A (a) (b)                          5.370    4/25/2036               686,305        686,307
Morgan Stanley Capital 1998-HF1 E (a)                                      7.497    3/15/2030                74,000         75,828
Morgan Stanley Capital I 1999-RM1 E (a)                                    7.217   12/15/2031               100,000        103,705
Morgan Stanley Capital I 2006-HQ9 A4 (a)                                   5.731    7/12/2044               960,000        986,046
Morgan Stanley Capital I 2006-T21 A2                                       5.090   10/12/2052             1,350,000      1,345,495
Morgan Stanley Capital I 2006-HQ9 AAB                                      5.685    7/20/2044               425,000        434,820
Morgan Stanley Dean Witter Capital I 2001-PPM A2                           6.400    2/15/2031                22,956         23,539
Morgan Stanley Home Equity Loans 2005-2 A2A (a) (b)                        5.414    5/25/2035               177,889        177,878
Morgan Stanley Home Equity Loans 2006-3 A1 (a) (b)                         5.380    4/25/2036             1,276,095      1,276,099
Morgan Stanley Home Equity Loans 2006-1 B1 (a)                             6.880   12/25/2035               175,000        178,636
Mortgage Capital Funding, Inc. 1997-MC2 C                                  6.881   11/20/2027                70,000         70,176
Newcastle Mortgage Securities Trust 2006-1 A1 (a) (b)                      5.400    3/25/2036             1,818,980      1,819,351
Nissan Auto Receivables Owner Trust 2006-A A1                              4.663    2/15/2007                 4,312          4,311
Nissan Auto Receivables Owner Trust 2006-B A1 (b)                          5.081    5/15/2007               411,179        411,296
Origen Manufactured Housing 2005-B A1 (b)                                  5.250    2/15/2014             1,390,368      1,384,885
Origen Manufactured Housing 2004-B A1                                      2.870    6/15/2013                 2,846          2,840
Origen Manufactured Housing 2004-B A2                                      3.790   12/15/2017               105,000        102,664
Origen Manufactured Housing 2005-A A1 (b)                                  4.060    7/15/2013               712,604        708,364
Origen Manufactured Housing 2005-B A3                                      5.605    5/15/2022               100,000         99,582
Origen Manufactured Housing 2005-B A2 121                                  5.247   12/15/2018               200,000        199,105
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1 (b)              5.424    5/16/2022             1,746,352      1,737,073
Popular ABS Mortgage Pass - Through Trust 2005-5 AF6                       5.331    5/17/2022                25,000         24,635
Popular ABS Mortgage Pass - Through Trust 2005-D AF1 (a) (b)               5.361    5/18/2022             1,450,804      1,443,277
Popular ABS Mortgage Pass-Through Trust 2005-6 M1                          5.910    5/19/2022               150,000        150,352
Renaissance Home Equity Loan Trust 2006-1 AF2                              5.533    5/20/2022                    17             17
Renaissance Home Equity Loan Trust 2006-2 AF1 (b)                          5.999    5/21/2022             2,418,452      2,418,074
Renaissance Home Equity Loan Trust 2006-2 M2                               6.301    5/22/2022               170,000        171,949
Renaissance Home Equity Loan Trust 2006-3 AF1 (b)                          5.917    5/23/2022             2,505,000      2,504,249
Renaissance Home Equity Loan Trust (b)                                     6.252    5/24/2022             1,750,000      1,770,234
Residential Asset Mortgage Products, Inc. (a) (b)                          5.430    5/25/2022             1,055,518      1,055,693
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                     5.800    5/26/2022                25,000         24,778
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a) (b)             5.424    5/27/2022               126,255        126,261
Residential Asset Mortgage Products, Inc. 2005-RZ1 A1 (a)                  5.424    5/28/2022                29,168         29,172
Residential Asset Mortgage Products, Inc. 2004-RS12 AI6                    4.547    5/29/2022                80,000         77,842
Residential Asset Securities Corp. 2005-AHL2 A1 (a) (b)                    5.430    5/30/2022               748,410        748,553
Residential Asset Securities Corp. 2005-EMX1 AI1 (a) (b)                   5.430    5/31/2022                60,251         60,254
Residential Asset Securities Corp. 2005-EMX3 AI1 (a) (b)                   5.440     6/1/2022               706,387        706,500
Residential Asset Securities Corp. 2005-EMX3 M1 (a)                        5.760     6/2/2022               145,000        145,649
Residential Asset Securities Corp. 2005-EMX3 M2 (a)                        5.780     6/3/2022               165,000        165,592
Residential Asset Securities Corp 2003-KS7 MI3                             5.750    9/25/2033               420,421        410,021
Residential Funding Mortgage Securities II 2006-HSA2 AI2 (a) (b)           5.500     6/4/2022               300,000        299,586
Residential Funding Mortgage Securities 2005-HI3 A4                        5.490     6/5/2022               100,000         98,973
Saxon Asset Securities Trust 2005-3 A2A (a) (b)                            5.444     6/6/2022               365,169        365,207

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Soundview Home Equity Loan Trust 2005-B M2                                 5.725     6/7/2022               270,000        267,909
Soundview Home Equity Loan Trust 2005-M M3                                 5.825     6/8/2022               540,000        534,858
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a) (b)          5.440     6/9/2022                86,760         86,764
Specialty Underwriting & Residential Finance 2005-BC2 A2A (a)              5.424    6/10/2022                12,893         12,895
Specialty Underwriting & Residential Finance 2006-BC2 A2A (a) (b)          5.390    6/11/2022             2,117,020      2,117,305
Specialty Underwriting & Residential Finance 2006-BC2 A2B                  5.573    6/12/2022               350,000        350,311
Structured Asset Securities Corporation 2006-WF2 A1 (a)                    5.360    6/13/2022               490,393        490,360
Structured Asset Securities Corp. 2005-S3 M1 (a) (b)                       5.824    6/14/2022             1,425,000      1,432,825
Terwin Mortgage Trust 2006-9HGA A1 (a)                                     5.424   10/25/2036               575,000        575,000
USAA Auto Owner Trust 2004-1 A3                                            2.060    6/15/2022                 9,297          9,261
Vanderbilt Mortgage Finance 1999-A 1A6                                     6.750    6/16/2022             1,110,000      1,152,806
Washington Mutual 2003-AR10 A5 (a)                                         4.065    6/17/2022                72,000         70,474
Washington Mutual 2005-AR4 A4B (a)                                         0.047    6/21/2022               706,000        693,798
Wells Fargo Home Equity Trust 2006-1 A1 (a) (b)                            5.360    6/23/2022             1,425,388      1,425,388
Wells Fargo Mortgage Backed Securities Trust 2003-1 2A9                    5.750    6/24/2022               195,000        192,994
WFS Financial Owner TR2004-3 B                                             3.510    6/26/2022                14,945         14,687
WFS Financial Owner Trust 2003-3 A4 (b)                                    3.250    6/27/2022             1,957,001      1,931,692
WFS Financial Owner Trust 2004-1 D (b)                                     3.170    6/28/2022               672,664        664,051
WFS Financial Owner Trust 2004-4 C (b)                                     3.210    6/29/2022               948,529        927,998
WFS Financial Owner Trust 2005-2 B (b)                                     4.570    6/30/2022               911,000        901,625
Whole Auto Loan Trust 2004-1 A3                                            2.960     7/1/2022                13,646         13,536
                                                                                                                      ------------
Total Asset Backed (Cost $107,679,207)                                                                                 107,500,463
                                                                                                                      ------------

Collateralized Mortgage Obligations - 4.5%
FNMA Grantor Trust 2002-T11 A                                              4.769    4/25/2012                28,849         28,667
GNMA                                                                       2.946    3/16/2019                66,018         63,243
GNMA                                                                       3.360    8/16/2022                55,105         53,043
GNMA                                                                       6.000    1/15/2032                 4,297          4,356
GNMA 2003-48 AC (b)                                                        2.712    2/16/2020             2,045,641      1,973,589
GNMA 2003-72 A (b)                                                         3.206    4/16/2018             1,195,425      1,166,122
GNMA 2003-88 AC (b)                                                        2.914    6/16/2018             1,393,915      1,344,685
GNMA 2003-96 B (b)                                                         3.607    8/16/2018               389,888        382,356
GNMA 2004-12A (b)                                                          3.110    1/16/2019               889,860        856,316
GNMA 2004-25 AC (b)                                                        3.377    1/16/2023               863,747        833,494
GNMA 2004-43 A (b)                                                         2.822   12/16/2019             1,270,471      1,218,540
GNMA 2004-51 A (b)                                                         4.145    2/16/2018             1,845,935      1,808,445
GNMA 2004-57 A (b)                                                         3.022    1/16/2019               823,896        793,304
GNMA 2004-67 A (b)                                                         3.648    9/16/2017               629,044        614,048
GNMA 2004-77 A (b)                                                         3.402    3/16/2020               744,567        721,034
GNMA 2004-97 AB (b)                                                        3.084    4/16/2022             1,878,896      1,809,877
GNMA 2005-9 A (b)                                                          4.026    5/16/2022             1,670,158      1,633,256
GNMA 2005-12 A                                                             4.044    5/16/2021                19,609         19,181
GNMA 2005-14 A                                                             4.130    2/16/2027                60,023         58,824
GNR 2005-29 A (b)                                                          4.016    7/16/2027             1,097,468      1,067,890
GNMA 2005-32 B (b)                                                         4.385    8/16/2030             1,399,000      1,372,859
GNMA 2005-50 A                                                             4.015   10/16/2026                36,810         35,915
Nomura Asset Acceptance Corp. 2005-AP2 A5                                  4.976    5/25/2035             1,128,000      1,101,515

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp. 2005-WF1 2A5                                 5.159    3/25/2035               983,000        967,057
Structured Asset Mortgage Investments, Inc. 1998-2 B (a)                   6.016    4/30/2030                42,909         42,774
Washington Mutual 2004-AR7 A6 (a)                                          3.946    6/19/2022               221,000        214,287
Washington Mutual 2004-AR9 A7 (a)                                          4.166    6/20/2022             1,442,000      1,402,258
Washington Mutual 2003-AR10 A6 (a) (b)                                     4.067    6/18/2022             2,089,000      2,044,259
Wells Fargo Mortgage Backed Securities Trust 2005-AR1 1A1 (a)              4.547    6/25/2022               609,424        596,535
                                                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $24,709,366)                                                            24,227,729
                                                                                                                      ------------

Corporate - 36.8%
Banking - 6.0%
Barclays Bank (a)                                                          5.926   12/15/2049             1,270,000      1,268,044
Capital One Financial (a) (b)                                              5.670    9/10/2009             2,500,000      2,501,795
Chevy Chase Bank FSB                                                       6.875    12/1/2013             1,500,000      1,500,000
City National Corp.                                                        5.125    2/15/2013               640,000        627,189
Colonial Bank                                                              8.000    3/15/2009               460,000        481,230
Colonial Bank NA                                                           6.375    12/1/2015             1,100,000      1,132,755
Compass Bank                                                               5.500     4/1/2020                15,000         14,803
Countrywide Home Loan                                                      2.875    2/15/2007               150,000        148,644
Countrywide Home Loan                                                      4.125    9/15/2009               125,000        121,093
Glitnir Banki HF 144A (a)                                                  5.666   10/15/2008               110,000        109,409
Greater Bay Bancorp                                                        5.250    3/31/2008                50,000         49,802
Industrial Bank of Korea 144A (a)                                          4.000    5/19/2014               270,000        258,820
JPMorgan Chase & Co                                                        5.125    9/15/2014             1,644,000      1,612,087
Manuf & Traders Trust Co. (a)                                              5.585   12/28/2020               625,000        623,692
MBNA Corp.                                                                 6.125     3/1/2013             1,590,000      1,658,416
Mizuho JGB Investment 144A (a)                                             9.870    8/30/2049             1,075,000      1,151,370
MUFG Capital Financial 1 Ltd. (a)                                          6.346    3/15/2049               960,000        967,787
NB Capital Trust IV                                                        8.250    4/15/2027               245,000        257,032
Popular North America (a)                                                  5.740   12/12/2007               130,000        130,299
PP&L Capital Funding                                                       8.375    6/15/2007               190,000        193,707
Provident Capital Trust I (b)                                              8.600    12/1/2026               590,000        616,948
Rabobank Capital Funding Trust III 144A (a)                                5.254   10/15/2049             1,450,000      1,399,589
Regions Financial Corp. (a) (b)                                            5.579     8/8/2008             1,725,000      1,727,087
Socgen Real Estate LLC 144A (a) (b)                                        7.640   12/29/2049             2,093,000      2,137,974
Sovereign Bancorp. 144A (a)                                                5.680     3/1/2009               215,000        215,435
Suntrust Capital II                                                        7.900    6/15/2027                59,000         61,648
Tokai Pfd Capital Co. (a)                                                  9.980    6/30/2049               240,000        257,276
USB Capital IX (a)                                                         6.189    4/15/2042             1,785,000      1,805,269
Wachovia Bank NA                                                           5.000    8/15/2015             1,130,000      1,093,781
Washington Mutual, Inc. (a) (b)                                            5.807    1/15/2010             1,195,000      1,199,698
Washington Mutual, Inc.                                                    4.625     4/1/2014             2,470,000      2,305,604
Wells Fargo Capital                                                        7.960   12/15/2026               115,000        119,955
Wells Fargo & Co.                                                          6.375     8/1/2011               850,000        893,060
Western Financial Bank FSB (b)                                             9.625    5/15/2012               920,000      1,016,622
Zions Bancorporation (a) (b)                                               5.627    4/15/2008               835,000        835,175

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                       6.000    9/15/2015             1,341,000      1,366,676
                                                                                                                      ------------
                                                                                                                        31,859,771
                                                                                                                      ------------

Basic Materials - 1.4%
Cabot Corp. 144A                                                           5.250     9/1/2013               960,000        936,298
ICI Wilmington, Inc. (b)                                                   4.375    12/1/2008               589,000        575,659
ICI Wilmington, Inc.                                                       5.625    12/1/2013             1,526,000      1,503,965
Equistar Chemicals LP/ Equistar Funding Corp.                             10.125     9/1/2008               530,000        561,138
Lubrizol Corp.                                                             4.625    10/1/2009               930,000        912,323
Lubrizol Corp.                                                             5.500    10/1/2014               650,000        634,020
Lubrizol Corp.                                                             6.500    10/1/2034                70,000         70,541
Potash Corp. of Saskatchewan                                               4.875     3/1/2013                36,000         34,660
RPM International, Inc.                                                    4.450   10/15/2009               190,000        183,709
Temple-Inland                                                              6.625    1/15/2018               995,000      1,040,494
Westvaco Corp.                                                             7.950    2/15/2031               544,000        599,178
Weyerhaeuser Co.                                                           7.125    7/15/2023               543,000        545,691
                                                                                                                      ------------
                                                                                                                         7,597,676
                                                                                                                      ------------

Communications - 1.9%
AT&T, Inc. (a) (b)                                                         5.495    5/15/2008               820,000        820,508
AT&T. Inc.                                                                 7.300   11/15/2011             1,055,000      1,143,497
Clear Channel Communication                                                4.250    5/15/2009                90,000         86,979
Clear Channel Communication                                                4.500    1/15/2010               155,000        148,917
Comcast Corp. (a)                                                          5.800    7/14/2009               450,000        450,765
Comcast Corp.                                                              5.500    3/15/2011               360,000        361,832
COX Communications, Inc.                                                   7.125    10/1/2012                75,000         79,929
New Cingular Wireless Services, Inc.                                       8.750     3/1/2031               442,000        565,053
News America Holdings Inc.                                                 7.700   10/30/2025             1,020,000      1,128,171
Sprint Capital Corp.                                                       8.750    3/15/2032             1,867,000      2,276,805
TCI Communications, Inc.                                                   7.875    2/15/2026               825,000        929,193
Time Warner, Inc.                                                          6.750    4/15/2011             1,123,000      1,174,524
Verizon Global Funding Corp.                                               7.750    6/15/2032                11,000         12,605
Verizon Global Funding Corp.                                               5.850    9/15/2035               735,000        692,487
Viacom, Inc.                                                               5.625     5/1/2007               125,000        125,095
                                                                                                                      ------------
                                                                                                                         9,996,360
                                                                                                                      ------------

Consumer Cyclical - 1.4%
Caesars Entertainment, Inc. (b)                                            8.500   11/15/2006               520,000        521,424
Coors Brewing Co.                                                          6.375    5/15/2012                10,000         10,399
Crown Americas, Inc.                                                       7.625   11/15/2013               780,000        789,750
Crown Americas, Inc.                                                       7.750   11/15/2015               445,000        450,563
DaimlerChrysler NA Holding Corp.                                           8.500    1/18/2031               334,000        396,929
Daimler Chrysler NA Holding Corp. (a)                                      5.820    3/13/2009               150,000        150,071
DaimlerChrysler NA Holding Corp.                                           4.875    6/15/2010               460,000        446,937
Heinz (H.J.) Co. 144A (b)                                                  6.428    12/1/2008               700,000        714,448

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co. (a) (b)                                                5.524    5/22/2009               870,000        870,946
May Department Stores                                                      5.950    11/1/2008                40,000         40,324
May Department Stores                                                      4.800    7/15/2009                30,000         29,435
May Department Stores                                                      3.950    7/15/2007                30,000         29,598
Mohegan Tribal Gaming Authority                                            8.000     4/1/2012               840,000        869,400
Park Place Entertainment                                                   8.875    9/15/2008               900,000        942,750
Station Casinos, Inc.                                                      6.000     4/1/2012               850,000        820,250
Yum! Brands, Inc.                                                          6.250    4/15/2016               315,000        324,794
                                                                                                                      ------------
                                                                                                                         7,408,018
                                                                                                                      ------------

Consumer Noncyclical - 0.6%
Altria Group                                                               7.200     2/1/2007               140,000        140,502
Aramark Services, Inc.                                                     7.000     5/1/2007               185,000        185,697
Aramark Services, Inc.                                                     6.375    2/15/2008               113,000        113,390
Mohegan Tribal Gaming                                                      6.125    2/15/2013                80,000         78,200
RR Donnelley & Sons Co.                                                    5.000   11/15/2006                40,000         39,921
Safeway, Inc.                                                              4.125    11/1/2008                85,000         82,730
Safeway, Inc.                                                              5.625    8/15/2014               935,000        918,936
Stater Brothers Holdings                                                   8.125    6/15/2012               925,000        929,625
Wyeth                                                                      5.500     2/1/2014               571,000        572,081
                                                                                                                      ------------
                                                                                                                         3,061,082
                                                                                                                      ------------

Energy - 1.4%
Amerada Hess Corp.                                                         6.650    8/15/2011             1,105,000      1,159,452
BP Company North America                                                   6.500     8/1/2007                50,000         50,405
BP Capital Markets PLC (b)                                                 2.750   12/29/2006             4,600,000      4,571,807
Chevron Phillips                                                           7.000    3/15/2011                18,000         19,015
DTE Energy Co.                                                             6.650    4/15/2009               279,000        287,159
DTE Energy Co. (c)                                                         6.350     6/1/2016               565,000        582,496
Pemex Project Funding Master Trust 144A                                    5.750   12/15/2015               860,000        840,220
                                                                                                                      ------------
                                                                                                                         7,510,554
                                                                                                                      ------------

Finance  - 11.9%
American Express (a)                                                       6.800     9/1/2066               540,000        570,103
American International Group, Inc.                                         5.050    10/1/2015               595,000        579,868
Ameriprise Financial, Inc. (a) (c)                                         7.518     6/1/2066             1,190,000      1,276,357
Amvescap PLC                                                               5.900    1/15/2007                55,000         55,049
Amvescap PLC                                                               4.500   12/15/2009               135,000        131,617
Amvescap PLC                                                               5.375   12/15/2014               175,000        171,407
AON Corp.                                                                  8.205     1/1/2027               760,000        871,200
AON Corp.                                                                  6.950    1/15/2007               170,000        170,563
Archstone-Smith Operating Trust                                            5.625    8/15/2014                85,000         85,298
Archstone-Smith Operating Trust REIT                                       5.250     5/1/2015               251,000        245,716
Archstone-Smith Operating Trust (b)                                        5.000    8/15/2007               866,000        862,479
Archstone-Smith Operating Trust REIT                                       3.000    6/15/2008                60,000         57,770
Arden Realty LP REIT                                                       5.200     9/1/2011               820,000        820,231
Arden Realty LP                                                            5.250     3/1/2015               111,000        110,689

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                             6.750    2/15/2034               676,000        713,544
Bear Sterns Co., Inc.                                                      5.500    8/15/2011             1,120,000      1,128,222
BHP Billiton Finance                                                       5.250   12/15/2015                10,000          9,870
Boeing Capital Corp.                                                       7.375    9/27/2010             1,055,000      1,137,343
Boston Properties LP                                                       5.625    4/15/2015               695,000        694,555
Boston Properties, Inc.                                                    6.250    1/15/2013                58,000         60,205
Brandywine Operation Partners (a) (b)                                      5.958     4/1/2009               815,000        815,925
Caterpillar Financial Service Corp.                                        3.100    5/15/2007                35,000         34,517
CBA Capital Trust I 144A                                                   5.805    6/30/2015                46,000         45,025
Chubb Corp. (b)                                                            5.472    8/16/2008             2,525,000      2,530,954
CIT Group, Inc. (b)                                                        4.750    8/15/2008               985,000        976,735
CIT Group, Inc. (a)                                                        5.555    8/15/2008               135,000        135,253
Citigroup, Inc.                                                            4.750   12/15/2010                20,000         19,555
Commercial Net Lease Realtor REIT                                          6.150   12/15/2015               585,000        594,180
Countrywide Home Loans (b)                                                 5.531    1/25/2036             4,888,960      4,867,813
Countrywide Home Loans, Inc. (c)                                           4.000    3/22/2011               624,000        588,936
Credit Suisse USA, Inc.                                                    5.500    8/16/2011             1,740,000      1,755,601
Crestar Capital Trust                                                      8.160   12/15/2026               150,000        156,665
DaimlerChrysler Holding Corp. (a)                                          6.019   10/31/2008               265,000        266,038
Duke Realty LP                                                             5.875    8/15/2012             1,150,000      1,173,077
Duke Realty LP (b)                                                         3.500    11/1/2007             1,219,000      1,193,929
Duke Realty LP                                                             7.750   11/15/2009               929,000        989,834
Duke Realty LP                                                             6.950    3/15/2011                40,000         42,377
Duke Realty Corp REIT                                                      5.250    1/15/2010               160,000        159,198
EOP Operating LP                                                           7.000    7/15/2011             1,397,000      1,478,806
Erac USA Finance Co.                                                       7.350    6/15/2008                70,000         72,199
Erac USA Finance Co. 144A                                                  7.950   12/15/2009             1,088,000      1,167,655
Erac USA Finance Co. 144A (a) (b)                                          5.735    4/30/2009               345,000        345,514
ERP Operating LP                                                           4.750    6/15/2009                58,000         57,186
ERP Operating LP (c)                                                       6.625    3/15/2012               200,000        211,659
ERP Operating LP                                                           5.125    3/15/2016               830,000        801,784
ERP Operating LP REIT                                                      5.375     8/1/2016               367,000        361,034
Federal Realty Investment Trust                                            6.000    7/15/2012               305,000        312,650
Federal Realty Investment Trust REIT                                       5.650     6/1/2016               760,000        757,872
Ford Motor Credit Co. (a)                                                  6.194    9/28/2007                80,000         79,268
Ford Motor Credit Corp.                                                    5.625    10/1/2008                85,000         81,543
Glencore Funding LLC 144A                                                  6.000    4/15/2014             1,678,000      1,612,785
Glitnir Banki HF GLB 144A (a)                                              6.693    6/15/2016               605,000        618,673
GMAC LLC (a)                                                               6.406    1/16/2007               310,000        309,751
Goldman Sachs Group, Inc.                                                  4.500    6/15/2010             1,165,000      1,138,351
Hanover Insurance Group                                                    7.625   10/15/2025                10,000         10,623
Hartford Financial Services Group                                          5.663   11/16/2008               450,000        453,114
Healthcare Realty Trust, Inc.                                              5.125     4/1/2014               210,000        200,070
Healthcare Realty Trust, Inc.                                              8.125     5/1/2011               570,000        619,778
HRPT Properties Trust REIT (a) (b)                                         5.990    3/16/2011             1,120,000      1,121,633
HSBC Finance Corp.                                                         4.750    4/15/2010                18,000         17,760
HSBC Financial Capital Trust IX (a)                                        5.911   11/30/2035             3,435,000      3,434,203

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                                         5.500    1/19/2016             1,125,000      1,125,279
International Lease Finance Corp.                                          4.750    1/13/2012                23,000         22,347
Jefferies Group, Inc.                                                      7.500    8/15/2007                43,000         43,500
Jefferies Group, Inc.                                                      7.750    3/15/2012             2,015,000      2,210,040
Jefferies Group, Inc.                                                      5.500    3/15/2016                 5,000          4,883
John Deere Capital Corp.                                                   4.400    7/15/2009               665,000        652,424
Kingsway America, Inc.                                                     7.500     2/1/2014                50,000         50,958
LB Commercial Conduit Mortgage Trust 1999-C1 B                             6.930    6/15/2031                27,000         28,115
Lehman Brothers Holdings                                                   5.500     4/4/2016               435,000        433,393
Lehman Brothers Holdings E-Capital Trust I (a)                             6.173    8/19/2065               250,000        251,354
Leucadia National Corp.                                                    7.000    8/15/2013             1,260,000      1,272,600
Lincoln National Corp. (a)                                                 7.000    5/17/2066             1,230,000      1,288,309
Mack-Cali Realty LP REIT                                                   5.800    1/15/2016               645,000        646,310
Mack-Cali Realty LP REIT                                                   5.250    1/15/2012               870,000        855,963
Mack-Cali Realty LP REIT                                                   5.050    4/15/2010               485,000        476,868
Mack-Cali Realty LP REIT                                                   5.125    1/15/2015               601,000        577,238
Marsh & McLennan Cos.                                                      5.375    3/15/2007               230,000        229,859
MassMutual Global Funding II 144A                                          3.800    4/15/2009               687,000        665,144
MBNA Capital A                                                             8.278    12/1/2026                50,000         52,228
Morgan Stanley (a) (b)                                                     5.550     2/9/2009             1,050,000      1,051,219
Morgan Stanley                                                             4.750     4/1/2014             1,389,000      1,320,911
National Westminster Bank PLC (a)                                          7.750   10/16/2007                77,000         78,604
Phoenix Cos Inc/The (b)                                                    6.675    2/16/2008               515,000        518,116
Prudential Financial, Inc.                                                 4.104   11/15/2006                19,000         18,975
Regency Centers LP                                                         5.250     8/1/2015               444,000        430,749
Residential Capital Corp. (a)                                              6.742    6/29/2007                60,000         60,328
Residential Capital Corp. (b)                                              6.125   11/21/2008               850,000        853,326
Residential Capital Corp.                                                  6.375    6/30/2010               848,000        857,988
Residential Capital Corp. 144A (a) (b)                                     7.337    4/17/2009             1,460,000      1,466,571
Resona Bank Ltd. 144A (a) (c)                                              5.850    1/10/2049             1,015,000        992,306
SB Treasury Company (a)                                                    9.400    6/30/2049               235,000        249,730
Simon Property Group LP                                                    4.600    6/15/2010                70,000         68,309
Simon Property Group LP                                                    5.625    8/15/2014                25,000         25,101
Simon Property Group LP REIT                                               5.750     5/1/2012               806,000        817,573
SLM Corp. (a) (b)                                                          5.625    7/27/2009             2,130,000      2,131,985
Spieker Properties LP                                                      7.125    12/1/2006               125,000        125,242
Windsor Financing LLC 144A                                                 5.881    7/15/2017               268,724        268,982
                                                                                                                      ------------
                                                                                                                        63,584,436
                                                                                                                      ------------

Health Care - 0.4%
Unitedhealth Group, Inc.                                                   5.375    3/15/2016             1,145,000      1,132,865
Wellpoint, Inc.                                                            5.000    1/15/2011               590,000        582,144
Quest Diagnostics, Inc.                                                    5.125    11/1/2010               460,000        455,408
                                                                                                                      ------------
                                                                                                                         2,170,417
                                                                                                                      ------------

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Industrial - 4.3%
American Standard, Inc.                                                    7.375     2/1/2008               165,000        168,147
AOL Time Warner, Inc.                                                      7.700     4/1/2032                70,000         78,172
Ball Corp.                                                                 6.875   12/15/2012               330,000        332,475
Baxter Corp. (a)                                                           6.200    2/15/2008               275,000        276,185
Baxter International                                                       5.196    2/16/2008               145,000        144,482
BJ Services Co. (a)                                                        5.570     6/1/2008               625,000        624,838
Carnival PLC                                                               7.300     6/1/2007               120,000        121,288
Centex Corp.                                                               4.750    1/15/2008               110,000        109,018
Chesapeake Energy                                                          7.625    7/15/2013               350,000        357,438
Colorado Interstate Gas                                                    5.950    3/15/2015                45,000         43,034
D.R. Horton, Inc.                                                          8.000     2/1/2009                80,000         83,716
D.R. Horton, Inc.                                                          7.875    8/15/2011                60,000         64,080
D.R. Horton, Inc.                                                          5.875     7/1/2013               120,000        116,157
D.R. Horton, Inc.                                                          6.000    4/15/2011               100,000         99,412
Enterprise Products Operations                                             5.600   10/15/2014             1,860,000      1,820,027
Enterprise Products Operations                                             4.625   10/15/2009               250,000        244,349
Enterprise Products Operations                                             4.000   10/15/2007               110,000        108,327
France Telecom                                                             7.750     3/1/2011               135,000        147,903
France Telecom SA                                                          8.500     3/1/2031             1,000,000      1,304,744
Harrah's Operating Co.                                                     7.125     6/1/2007               110,000        110,810
ICI North America (b)                                                      8.875   11/15/2006                75,000         75,258
Johnson Controls, Inc.                                                     5.250    1/15/2011               230,000        227,727
L-3 Communications Corp.                                                   6.375   10/15/2015               240,000        233,400
L-3 Communications Corp.                                                   7.625    6/15/2012             1,450,000      1,493,500
L-3 Communications Corp. 144A                                              3.000     8/1/2035                40,000         40,700
                                                                                                                      ------------
Mohawk Industries, Inc.                                                    5.750    1/15/2011             1,020,000      1,015,702
Nextel Partners, Inc.                                                      8.125     7/1/2011               750,000        787,500
Northrop Grumman Corp.                                                     7.125    2/15/2011               545,000        583,563
Oakmont Asset Trust                                                        4.514   12/22/2008                80,000         78,073
Panamsat Corp.                                                             9.000    6/15/2016                85,000         87,550
Pemex Finance Ltd.                                                         9.690    8/15/2009               144,000        155,920
Pemex Finance Ltd.                                                         9.030    2/15/2011                67,500         72,435
Philip Morris                                                              7.750    1/15/2027             1,035,000      1,253,191
Progress Energy, Inc.                                                      6.050    4/15/2007               150,000        150,407
Qwest Corp. (a)                                                            8.640    6/15/2013                85,000         90,950
Qwest Corp.                                                                7.875     9/1/2011               120,000        126,000
Raytheon Co.                                                               5.500   11/15/2012               388,000        391,362
Raytheon Co. (b)                                                           6.750    8/15/2007               248,000        250,685
Sealed Air Corp. 144A                                                      5.625    7/15/2013             1,229,000      1,209,286
Sealed Air Corp. 144A                                                      6.875    7/15/2033               125,000        125,977
Sempra Energy                                                              4.621    5/17/2007                80,000         79,612
Southern Peru Copper Corp.                                                 7.500    7/27/2035               690,000        722,164
Speedway Motorsports, Inc.                                                 6.750     6/1/2013                50,000         49,500
Terex Corp.                                                                7.375    1/15/2014               755,000        758,775
Tea Pharmaceutical Finance LLC                                             6.150     2/1/2036               865,000        832,464
Tyco International Group SA                                                6.875    1/15/2029               130,000        144,721
Tyson Foods, Inc.                                                          6.850     4/1/2016               705,000        725,906

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications (a) (b)                                             5.535    8/15/2007               760,000        760,546
Waste Management, Inc.                                                     6.875    5/15/2009             1,236,000      1,284,143
Waste Management, Inc.                                                     6.500   11/15/2008                55,000         56,317
Waste Management, Inc.                                                     7.375    5/15/2029                35,000         40,056
Waste Management, Inc.                                                     7.375     8/1/2010               280,000        300,116
Waste Management, Inc.                                                     7.000    7/15/2028               996,000      1,090,392
Windstream Corp. 144A                                                      8.125     8/1/2013               985,000      1,045,331
Windstream Corp. 144A (c)                                                  8.625     8/1/2016               315,000        337,050
                                                                                                                      ------------
                                                                                                                        23,030,881
                                                                                                                      ------------

Services - 2.7%
ACE Capital Trust II                                                       9.700     4/1/2030               405,000        540,279
Aegon Funding Corp.                                                        5.750   12/15/2020             1,215,000      1,231,814
Coventry Health Care,Inc.                                                  5.875    1/15/2012             1,235,000      1,225,331
CVS Corp.                                                                  5.750    8/15/2011               430,000        435,597
CVS Corp.                                                                  4.000    9/15/2009               360,000        347,216
First Energy Corp. (b)                                                     5.500   11/15/2006               786,000        785,969
Hartford Financial Services Group (b)                                      5.550    8/16/2008               970,000        974,866
Medco Health Solutions, Inc.                                               7.250    8/15/2013               375,000        407,018
Metlife, Inc.                                                              5.000    6/15/2015             2,208,000      2,137,618
MGM Mirage, Inc.                                                           6.000    10/1/2009               410,000        404,875
MGM Mirage, Inc                                                            8.500    9/15/2010               825,000        877,594
Nextel Communications, Inc.                                                5.950    3/15/2014               635,000        621,076
Nippon Life Insurance 144A                                                 4.875     8/9/2010             1,000,000        980,249
Nuveen Investments, Inc.                                                   5.000    9/15/2010               615,000        603,365
RR Donnelley & Sons Co.                                                    4.950     4/1/2014             1,760,000      1,583,741
Sovereign Bancorp. 144A                                                    4.800     9/1/2010             1,175,000      1,150,440
                                                                                                                      ------------
                                                                                                                        14,307,048
                                                                                                                      ------------

Transportation - 1.0%
CSX Corp. (b)                                                              6.250   10/15/2008               865,000        881,194
Fedex Corp. (b)                                                            2.650     4/1/2007             1,116,000      1,100,927
Georgia-Pacific Corp. (c)                                                  8.000    1/15/2024               980,000        965,300
Norfolk Southern Corp. (c)                                                 6.750    2/15/2011               337,000        356,222
Ryder System, Inc.                                                         3.500    3/15/2009               130,000        123,827
Ryder System, Inc.                                                         5.000    6/15/2012               736,000        708,298
Union Pacific Corp.                                                        3.875    2/15/2009             1,400,000      1,357,831
                                                                                                                      ------------
                                                                                                                         5,493,599
                                                                                                                      ------------

Technology & Electronics - 0.1%
Freescale Semiconductor, Inc. (c)                                          6.875    7/15/2011               285,000        299,963
                                                                                                                      ------------

Utilities - 3.7%
Ameren Corp.                                                               4.263    5/15/2007               160,000        158,888
American Electric  PO (c)                                                  5.250     6/1/2015             1,300,000      1,264,414
American Electric  PO                                                      4.709    8/16/2007               105,000        104,283

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Appalachian Power Co.                                                      5.950    5/15/2033                19,000         18,297
Cinergy Corp.                                                              6.530   12/16/2008               100,000        102,223
Cogentrix Energy, Inc.                                                     8.750   10/15/2008               145,000        156,294
Consumers Energy Co.                                                       5.000    2/15/2012                75,000         73,277
Consumers Energy Co.                                                       5.375    4/15/2013             1,150,000      1,138,890
Dominion Resources, Inc. (a) (b)                                           5.663    9/28/2007             1,170,000      1,170,317
Dominion Resources, Inc.                                                   7.195    9/15/2014             1,105,000      1,203,242
Southwestern Public Service Co.                                            5.125    11/1/2006               350,000        349,866
Texas Utilities Corp.                                                      4.800   11/15/2009               215,000        209,555
FirstEnergy Corp.                                                          6.450   11/15/2011               906,000        945,117
FPL Energy National Wind 144A                                              5.608    3/10/2024               212,626        208,416
FPL Group Capital, Inc.                                                    5.625     9/1/2011             2,250,000      2,276,375
FPL Group Capital, Inc.                                                    5.551    2/16/2008               295,000        295,495
Mirant North America LLC                                                   7.375   12/31/2013               555,000        555,694
National Grid PLC                                                          6.300     8/1/2016             1,570,000      1,628,842
Niagara Mohawk Power Corp. (b)                                             7.750    10/1/2008             1,013,000      1,057,398
Nisource Finance Corp.                                                     5.250    9/15/2017               820,000        765,104
Nisource Finance Corp. (a) (b)                                             5.968   11/23/2009               785,000        784,841
Oneok, Inc.                                                                5.510    2/16/2008                50,000         50,019
Pacific Gas & Electric Co.                                                 3.600     3/1/2009               565,000        544,800
Pepco Holdings, Inc. (b)                                                   5.500    8/15/2007               878,000        877,796
Public Service Co. of Colorado (b)                                         4.375    10/1/2008               958,000        942,356
Republic Services, Inc.                                                    6.750    8/15/2011               840,000        886,035
Republic Services                                                          7.125    5/15/2009                20,000         20,934
Southern Natural Gas Co. (b)                                               6.700    10/1/2007             1,910,000      1,920,106
                                                                                                                      ------------
                                                                                                                        19,708,874
                                                                                                                      ------------
Total Corporate (Cost $196,522,654)                                                                                    196,028,679
                                                                                                                      ------------

Municipal Bonds - 1.8%
Erie County NY Tob Asset Securitization Corp.                              6.000     6/1/2028             1,105,000      1,105,729
Michigan Tobacco Settlement Finance Authority (a)                          7.430     6/1/2034               945,000        966,045
New York County Tob                                                        6.000     6/1/2027               175,000        173,471
Tobacco Settlement Authority Iowa                                          6.500     6/1/2023             3,615,000      3,598,443
Tobacco Settlement Authority Michigan                                      7.309     6/1/2034             3,715,000      3,843,093
                                                                                                                      ------------
Total Municipal Bonds (Cost $9,504,279)                                                                                  9,686,781
                                                                                                                      ------------

Sovereign Bonds - 2.4%
Argentina Bonos (a)                                                        1.162     8/3/2012             1,745,000      1,219,755
Banco Nacional de Desenvolvimento Economico e Social (a)                   6.974    6/16/2008             1,470,000      1,446,113
Egyptian T-Bills 144A                                                      5.736    3/15/2007             5,270,000      5,282,912
Republic of El Salvador 144A                                               8.500    7/25/2011               870,000        963,525
Republic of Peru                                                           9.125    2/21/2012               135,000        154,913
Republic of Peru                                                           9.125    2/21/2012               965,000      1,107,338
Republic of South Africa                                                   9.125    5/19/2009             1,524,000      1,655,445
United Mexican States                                                      7.500    1/14/2012             1,075,000      1,179,813
                                                                                                                      ------------
Total Sovereign Bonds (Cost $12,905,507)                                                                                13,009,814
                                                                                                                      ------------

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds - 4.8%
Amvescap PLC                                                               5.375    2/27/2013             1,125,000      1,109,018
Bank of Scotland 144A (a) (b)                                              7.000     4/1/2049               640,000        649,010
British Sky Broadcasting PLC (b)                                           7.300   10/15/2006             4,880,000      4,882,664
British Sky Broadcasting PLC                                               6.875    2/23/2009               143,000        147,758
British Sky Broadcasting PLC                                               8.200    7/15/2009             1,055,000      1,130,272
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                              5.506    2/15/2049             1,435,000      1,375,861
Deutsche Telekom International Finance BV                                  8.250    6/15/2030             1,120,000      1,368,293
Export-Import Bank of Korea                                                4.500    8/12/2009               995,000        973,612
Falconbridge Ltd.                                                          5.375     6/1/2015                20,000         19,147
Falconbridge Ltd.                                                          6.000   10/15/2015               165,000        165,532
Glitnir Banki HF                                                           7.451    9/14/2049               470,000        481,531
ING Groep NV (a)                                                           5.775   11/30/2049               875,000        863,431
Kaupthing Bank 144A                                                        7.125    5/19/2016             1,435,000      1,508,442
Koninklijke KPN NV                                                         8.375    10/1/2030             1,850,000      2,120,840
Landsbanki Islands HF 144A                                                 6.100    8/25/2011             1,225,000      1,237,827
Northern Rock PLC 144A (a)                                                 5.600    4/30/2014               730,000        708,824
Sappi Papier Holding AG 144A                                               6.750    6/15/2012               601,000        576,757
Shinsei Finance Cayman Ltd 144A (a)                                        6.418    7/20/2048             1,295,000      1,286,166
Simon Property Group LP                                                    4.875    8/15/2010               906,000        890,488
St. George Bank Ltd. 144A                                                  5.300   10/15/2015               941,000        929,041
St George Funding Co. 144A (a)                                             8.485    6/30/2017             1,320,000      1,392,221
Sumitomo Mitsui Banking 144A (a)                                           5.625    7/15/2049               675,000        656,924
Telefonica Emisiones                                                       5.984    6/20/2011             1,165,000      1,187,091
                                                                                                                      ------------
Total Yankee Bonds (Cost $25,838,188)                                                                                   25,660,750
                                                                                                                      ------------

Pass Thru Securities - 35.7%
Non-Agency Pass Thru Securities - 5.1%
Banc of America Mortgage Securities 2004-F 2A7 (a)                         4.151    7/25/2034                35,785         34,923
Bayview Commercial Asset Trust 2005-3A B1 (a)                              6.430   11/25/2035               183,053        183,496
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b)                     8.330   11/25/2035               366,106        371,916
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                    4.240    8/13/2039             2,218,000      2,142,376
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2 (a)          4.556    2/13/2042                80,000         78,716
Capco America Securitization Corp. 1998-D7 A1B (b)                         6.260   10/15/2030             1,155,000      1,173,903
Calwest Industrial Trust 2002-CALW A 144A                                  6.127    2/15/2017             2,282,000      2,378,920
Chase Commercial Mortgage Securities Corp. 1997-2 C                        6.600   12/19/2029                75,000         75,767
Chaseflex Trust 2006-2 A1A (a) (b)                                         5.590    9/25/2036             1,079,327      1,078,525
Citicorp Residential Mortgage Securities 2006-1 A1 (b)                     5.956    7/25/2036             4,338,503      4,342,736
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate 144A (a) (b)  5.514    5/15/2023             1,230,000      1,230,397

Crown Castle Towers LLC, 2005-1A D 144A                                    5.612    6/15/2035               660,000        658,229
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                                 6.240   11/12/2031               170,000        172,679
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b)                          7.274   11/12/2031             2,450,000      2,540,634
Global Signal Trust 2006-1 D 144A                                          6.052    2/15/2036             1,160,000      1,172,892
Global Signal Trust 2006-1 E 144A                                          6.495    2/15/2036               425,000        424,425
Impac CMB Trust 2005-8 2M2 (a)                                             6.080    2/25/2036               141,791        142,016

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust 2005-8 2M3 (a)                                             6.830    2/25/2036               112,455        111,406
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)                              5.674    5/25/2036               751,967        753,280
Indx 2006-AR25 5J (a) (b)                                                  6.213    7/17/2036             3,037,608      3,067,434
JP Morgan Mortgage Trust 2005-A1 5A1 (a)                                   4.484    2/25/2035                44,963         43,804
Mach One Trust 2004-1A A1 144A (b)                                         3.890    5/28/2040             1,051,006      1,034,598
Morgan Stanley Capital I 1999-CAM1 A4                                      7.020    3/15/2032                30,612         31,559
Morgan Stanley Capital I 1999-RM1 A2                                       6.710   12/15/2031               144,513        147,898
Morgan Stanley Dean Witter Capital I 2001-PPM A3                           6.540    2/15/2031                18,537         19,061
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)               3.830    6/22/2022             4,239,450      4,096,451
                                                                                                                      ------------
                                                                                                                        27,508,041
                                                                                                                      ------------

Agency Pass Thru Securities - 30.6%
Fannie Mae Grantor Trust 2001-T6 B                                         6.088    5/25/2011                76,000         79,270
FHLMC Gold                                                                 4.000    10/1/2009               490,182        479,747
FHLMC Gold                                                                 4.500    10/1/2009                42,024         41,442
FHLMC Gold                                                                 4.500     4/1/2010                43,999         43,028
FHLMC Gold                                                                 3.500     9/1/2010               408,999        390,125
FHLMC Gold                                                                 7.000    11/1/2031               151,261        155,711
FHLMC Gold                                                                 7.000    11/1/2031               147,235        151,567
FHLMC Gold                                                                 5.500     1/1/2034               797,414        787,954
FHLMC Gold                                                                 5.500     3/1/2034               284,093        280,722
FNMA                                                                       4.000     5/1/2010             1,852,780      1,791,595
FNMA                                                                       3.530     7/1/2010             1,315,169      1,243,630
FNMA                                                                       4.060     6/1/2013                28,000         26,238
FNMA                                                                       3.640     6/1/2010             2,665,000      2,509,838
FNMA                                                                       5.000    10/1/2011                61,385         60,914
FNMA                                                                       5.139   12/25/2011               832,194        836,330
FNMA                                                                       8.500     6/1/2012                17,309         17,612
FNMA                                                                       4.500    11/1/2014                27,726         26,977
FNMA                                                                       6.500    12/1/2015                 8,315          8,502
FNMA                                                                       6.000     7/1/2017                 8,230          8,359
FNMA                                                                       5.000     1/1/2019               388,191        381,982
FNMA                                                                       5.500    11/1/2024             1,558,517      1,549,657
FNMA                                                                       5.500    12/1/2024                21,150         21,030
FNMA                                                                       5.500     1/1/2025             3,996,170      3,973,453
FNMA                                                                       7.500     2/1/2029                11,864         12,322
FNMA                                                                       7.500     9/1/2029                   878            911
FNMA                                                                       7.500    11/1/2029                   844            876
FNMA                                                                       7.000    11/1/2031                 2,519          2,600
FNMA                                                                       7.000     5/1/2032                20,249         20,841
FNMA                                                                       7.000     6/1/2032                33,347         34,322
FNMA                                                                       5.500     2/1/2033               118,604        117,253
FNMA                                                                       5.500     1/1/2034               798,755        789,153
FNMA                                                                       5.500     1/1/2034             1,754,603      1,733,511
FNMA                                                                       5.500     8/1/2034                62,593         61,785
FNMA                                                                       5.500     9/1/2034                89,863         88,703
FNMA (c)                                                                   4.250    9/15/2007             1,350,000      1,338,761

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
FNMA                                                                       4.840    6/22/2007             1,225,000      1,221,495
FNMA (TBA) (d)                                                             4.500    10/1/2020            10,065,000      9,709,585
FNMA (TBA) (d)                                                             5.500    10/1/2020            16,265,000     16,254,834
FNMA (TBA) (d)                                                             6.000    10/1/2020            19,465,000     19,756,975
FNMA (TBA) (d)                                                             5.000    10/1/2035            19,675,000     19,330,688
FNMA (TBA) (d)                                                             5.000    10/1/2035            10,685,000     10,267,623
FNMA (TBA) (d)                                                             5.500    10/1/2035            35,065,000     34,539,025
FNMA (TBA) (d)                                                             6.000    10/1/2035            22,710,000     22,809,356
FNMA (TBA) (d)                                                             6.500    10/1/2035               150,000        152,719
FNMA 386802                                                                4.900     1/1/2014               456,827        448,876
FNMA 793981                                                                5.500     9/1/2034                68,632         67,746
FNMA 794020                                                                5.500     9/1/2034                98,681         97,407
FNMA 796021                                                                5.500     9/1/2034               218,296        215,480
FNMA 796030                                                                5.500     9/1/2034                24,757         24,438
FNMA 873277                                                                5.140     1/1/2016                75,000         74,436
GNMA                                                                       9.000    2/15/2021                18,510         19,945
GNMA                                                                       8.000    8/15/2025                10,771         11,410
GNMA                                                                       8.000   11/15/2025                14,929         15,815
GNMA                                                                       8.000    5/15/2026                 3,213          3,406
GNMA                                                                       8.000   11/15/2026                11,431         12,116
GNMA                                                                       6.500    7/15/2032                10,448         10,731
GNMA 2005-52 A                                                             4.287    1/16/2030                17,908         17,568
GNMA 2005-87 A (b)                                                         4.449    3/16/2025             1,262,189      1,240,190
GNMA 2005-90 A                                                             3.760    9/16/2028             1,817,191      1,757,255
GNMA 2006-5 A                                                              4.241    7/16/2029             1,686,224      1,647,713
GNMA 2006-6 A (b)                                                          4.045   10/16/2023               240,975        235,590
GNR 2006-3 A                                                               4.212    1/16/2028             2,237,524      2,185,639
GNR 2006-55 A                                                              4.430    1/16/2030             2,350,000      2,291,984
                                                                                                                      ------------
                                                                                                                       163,486,766
                                                                                                                      ------------
Total Pass Thru Securities (Cost $191,320,708)                                                                         190,994,807
                                                                                                                      ------------

U.S. Treasury Obligations - 22.4%
U.S. Treasury Note (c) (b)                                                 3.000   12/31/2006             3,064,000      3,048,322
U.S. Treasury Note (c) (b)                                                 3.625    4/30/2007               420,000        416,686
U.S. Treasury Note (c)                                                     4.375   12/31/2007             6,235,000      6,198,226
U.S. Treasury Note (c)                                                     4.500    2/15/2009               715,000        712,458
U.S. Treasury Note (c)                                                     4.875    4/30/2008            20,110,000     20,139,059
U.S. Treasury Note (c)                                                     4.625    8/31/2011            19,585,000     19,606,426
U.S. Treasury Note (c)                                                     4.875    8/15/2016            20,990,000     21,386,837
U.S. Treasury Note (c)                                                     5.000    7/31/2008             3,975,000      3,993,635
U.S. Treasury Note (c) (b)                                                 5.125    6/30/2008             2,770,000      2,787,745
U.S. Treasury Note (c)                                                     4.250    1/15/2011             3,755,000      3,703,808
U.S. Treasury Note                                                         4.500    9/30/2011             1,935,000      1,927,593
U.S. Treasury Note                                                         2.000    1/15/2016             6,531,199      6,381,184
U.S. Treasury Note (c) (b)                                                 3.000    7/15/2012            12,542,166     13,012,986
U.S. Treasury Note (c)                                                     4.500    2/15/2016             1,175,000      1,163,204
U.S. Treasury Note (c)                                                     5.125    5/15/2016               250,000        259,336

Security Description                                                        Rate    Maturity              Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note (c)                                                     4.625    2/29/2008               620,000        618,498
U.S. Treasury Bond                                                         4.500    2/15/2036            15,089,000     14,458,325
                                                                                                                      ------------
Total U.S. Treasury Obligations (Cost $119,391,089)                                                                    119,814,328
                                                                                                                      ------------

Foreign Denominated - 1.8%
Brazil - 0.5%
Republic of Brazil (c)                                                    12.500     1/5/2016   BRL       2,580,000      1,196,258
Republic of Brazil                                                        12.500     1/5/2016             3,025,000      1,402,590
                                                                                                                      ------------
                                                                                                                         2,598,848
                                                                                                                      ------------
Euro - 0.1%
Nordic Tel Co. Holdings 144A                                               8.250     5/1/2016   EUR         355,000        486,151
                                                                                                                      ------------

Mexico - 0.2%
Mexican Fixed Rate Bonds                                                   9.000   12/22/2011   MXN      12,200,000      1,152,043
                                                                                                                      ------------

Poland - 1.0%
Poland Government Bond                                                     5.750    6/24/2008   PLN      15,675,000      5,076,108
                                                                                                                      ------------
Total Foreign Denominated (Cost $9,117,038)                                                                              9,313,150
                                                                                                                      ------------
TOTAL BONDS AND NOTES (Cost $696,988,036)                                                                              696,236,501
                                                                                                                      ------------

                                                                                                         Shares
                                                                                                      -------------
Convertible Stock - 0.0%
AES Trust VII 5.5% CVT Pfd                                                                      USD             900         43,988
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                       900         41,738
                                                                                                                      ------------
TOTAL CONVERTIBLE STOCK (Cost $ 85,276)                                                                                     85,726
                                                                                                                      ------------

                                                                                                      Contract Size
                                                                                                      -------------
PURCHASED OPTIONS - 0.0%
3M Libor, Strike Price 5.75, 6/27/2007                                                                      854,000          5,844
                                                                                                                      ------------
TOTAL PURCHASED OPTIONS (Cost $84,546)

                                                                                                        Par Value
                                                                                                      -------------
SHORT TERM INVESTMENTS - 0.6%
U.S. Treasury Bill - 0.6%
U.S. Treasury Bill (b) (c) (e)                                             4.700   10/12/2006             2,810,000      2,805,554
U.S. Treasury Bill  (b) (e)                                                4.940    12/7/2006               250,000        247,707
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (COST $3,053,261)                                                                           3,053,261
                                                                                                                      ------------

                                                                                                         Shares
                                                                                                      -------------
INVESTMENT OF CASH COLLATERAL - 13.4%
BlackRock Cash Strategies L.L.C (f) (Cost $71,770,038)                     5.350                         71,770,038     71,770,038
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $771,981,157)                                                                     771,151,370
                                                                                                                      ------------

AFFILIATED INVESTMENTS - 3.3%
Dreyfus Institutional Preferred Plus Money Market Fund (f) (g)
(Cost $17,682,999)                                                         5.320                         17,682,999     17,682,999
TOTAL INVESTMENTS - 147.6% (Cost $789,664,156)                                                                         788,834,369
                                                                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (-47.6%)                                                                      (254,255,991)
                                                                                                                      ------------
NET ASSETS - 100%                                                                                                      534,578,378
                                                                                                                      ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,825,516 or 10.4% of net assets.

FHLMC-Federal Home Loan Mortgage Company

FNMA-Federal National Mortgage Association

GNMA-Government National Mortgage Association

REIT-Real Estate Investment Trust

TBA-To Be Announced

BRL-Brazilian Real

EUR-Euro

MXN-Mexican Peso

PLN-Poland Zloty

(a) Variable Rate Security; rate indicated as of September 30, 2006.

(b) Denotes all of part of security pledged as collateral.

(c) Security, or a portion of thereof, was on loan at September 30, 2006.

(d) Delayed delivery security.

(e) Rate noted is yield to maturity

(f) Stated rate is the seven-day yield for the fund at September 30, 2006.

(g) Affiliated institutional money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $789,664,156. Net unrealized depreciation aggregated $829,787, of which $4,227,754 related to appreciated investment securities and $3,397,967 related to depreciated investment securities.

At September 30, 2006 the Portfolio held the following futures contracts:

                                                                                                Underlying
                                                                                 Expiration     Face Amount      Unrealized
Contract                                                          Position          Date         at Value        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
U.S. 10 Year Treasury Note (18 Contracts)                          Short         12/19/2006   $     1,944,844   $        (315)
U.S. 10 Year Treasury Note (205 Contracts)                         Short         12/19/2006        22,011,172        (142,031)
U.S. 2 Year Treasury Note (207 Contracts)                           Long          9/29/2006        42,244,172          86,904
U.S. 5 Year Treasury Note (343 Contracts)                           Long         12/29/2006        35,955,967         235,241
U.S. Long Bond CBT (100 Contracts)                                 Short         12/19/2006        11,039,063        (202,132)
                                                                                                                -------------
                                                                                                                $     (22,333)
                                                                                                                =============

At September 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                               Local                          Value at
                                             Principal      Contract         September      USD Amount to      Unrealized
Contracts to Deliver                           Amount      Value Date         30, 2006         Receive         Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
Euro                                            370,000    12/20/2006          471,266           470,196          (1,070)
Poland Zloty                                 16,090,000    12/20/2006        5,156,124         5,165,371           9,247
                                                                           ----------------------------------------------
Total                                                                        5,627,390         5,635,567           8,177
                                                                           ==============================================

At September 30, 2006, the Portfolio held the following open swap agreement:

Credit Default Swaps

                                                                                                                       Unrealized
                                                               Buy/Sell   (Pay)/Receive  Expiration                   Appreciation/
Counterparty               Reference Entity                   Protection    Fixed Rate      Date     Notional Amount  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup       CenturyTel, Inc. 7.875% due 8/15/2012             Buy        (1.160%)     9/20/2015          853,000          5,356
Citigroup       CenturyTel, Inc. 7.875% due 8/15/2012             Buy        (1.190%)     9/20/2015        1,985,000          8,372
Citigroup       Dow Jones CDX.NA.IG.4 7% and 10% tranche          Buy        (0.705%)     6/20/2010        3,277,000        (70,693)
Citigroup       Dow Jones CDX.NA.IG.4 7% and 10% tranche          Buy        (0.685%)     6/20/2010          470,000         (9,817)
Citigroup       Verizon Communications, Inc., 7.25%, due
                12/1/2010                                         Buy        (1.080%)     9/20/2016        1,310,000          5,243
Citigroup       Verizon Communications, Inc., 7.25%, due
                12/1/2010                                         Buy        (1.110%)     9/20/2016          805,000          1,420
Deutsche Bank   Cox Communications, Inc., 6.80%, due 8/1/2028    Sell         0.570%      9/20/2011        9,100,000         19,064
Deutsche Bank   Cox Communications, Inc., 6.80%, due 8/1/2028     Buy        (0.300%)     9/20/2009        9,100,000        (11,276)
Deutsche Bank   Kaupthing Bank HF, 5.381%, due 12/1/2009         Sell         0.520%      9/20/2007        2,600,000          1,004
Deutsche Bank   Kaupthing Bank HF, 5.381%, due 12/1/2009         Sell         0.650%      9/20/2007          650,000          1,061
Deutsche Bank   Koninkijke KPN N.V., 8.00% due 10/01/2010         Buy        (0.850%)    12/20/2010        2,360,000        (33,178)
JPMorgan        Kimberly-Clark Corp., 6.875%, due 2/15/2014       Buy        (0.370%)    12/20/2016          300,000              -
JPMorgan        Kimberly-Clark Corp., 6.875%, due 2/15/2014       Buy        (0.370%)    12/20/2016          150,000           (477)
JPMorgan        Kimberly-Clark Corp., 6.875%, due 2/15/2014       Buy        (0.190%)    12/20/2011          558,000           (262)
JPMorgan        Kingdom of Thailand, 7.75%, due 4/15/2007         Buy        (0.530%)     9/20/2011        2,425,000        (11,279)
JPMorgan        Koninklijke KPN N.V., 8.00% due 10/01/2010        Buy         (0.86%)    12/20/2010        3,520,000        (50,816)
JPMorgan        Master Asset Backed Securities Trust Series
                2005-WMCI, due 3/25/2035                          Buy         (1.18%)     4/25/2009        1,450,000         15,590
Morgan Stanley  CenturyTel, Inc. 7.875% due 8/15/2012             Buy        (1.150%)     9/20/2015          247,000          1,721
Morgan Stanley  Citigroup Mortgage Loan Trust, 7.2225%, due
                12/25/2035                                        Buy         (1.20%)    12/25/2035        1,450,000          2,683
Morgan Stanley  Dow Jones CDX.NA.IG.4 7% and 10% tranche          Buy        (0.685%)     6/20/2010          470,000         (9,817)
Morgan Stanley  JP Morgan Mortgage Acquisition Corp.,
                7.1225%, due 10/25/2035                           Buy         (1.17%)    10/25/2035        1,450,000          4,195
Morgan Stanley  V.F. Corp., 8.50% due 10/01/2010                  Buy         (0.72%)     6/20/2016        1,410,000        (26,437)
Morgan Stanley  V.F. Corp., 8.50% due 10/01/2010                  Buy         (0.46%)     6/20/2011        1,610,000        (16,110)
Morgan Stanley  V.F. Corp., 8.50% due 10/01/2010                  Buy         (0.45%)     6/20/2011          845,000         (8,099)
Morgan Stanley  V.F. Corp., 8.50% due 10/01/2010                  Buy         (0.45%)     6/20/2011        2,480,000        (23,768)
                                                                                                                      -------------
                                                                                                                      $    (206,320)
                                                                                                                      =============

Interest Rate Swaps

                                                                                                                       Unrealized
                                                            (Pay)/Receive                Expiration      Notional     Appreciation/
Counterparty          Floating Rate Index                   Floating Rate    Fixed Rate     Date          Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch         JPY - LIBOR - BBA                          Pay          0.8775%     5/11/2008    2,375,000,000  $      66,453
Merrill Lynch         USD - LIBOR - BBA                        Receive        4.1725%     5/13/2008        9,340,000       (141,615)
                                                                                                                      -------------
                                                                                                                      $     (75,162)
                                                                                                                      =============

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio
            Schedule of Investments - September 30, 2006 (Unaudited)

Security Description                                      Rate     Maturity             Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.8%
BONDS AND NOTES - 86.2%
Non-Agency Pass Thru - 3.1%
Crown Castle Towers LLC, 2005-1A D 144A                   5.612    6/15/2035   USD         320,000           319,142
Global Signal Trust 2006-1 C 144A                         5.707    2/15/2036               150,000           150,539
Global Signal Trust 2006-1 E 144A                         6.495    2/15/2036               150,000           149,797
Global Signal Trust 2006-1 F 144A                         7.036    2/15/2036                80,000            81,628
IMSA 2006-2 2A1 FLT                                       5.674    8/25/2036               338,129           339,397
Morgan Stanley Capital I 2006-HQ9 A3                      5.712    7/20/2044               215,000           219,913
Morgan Stanley Capital I 2006-HQ9 AAB                     5.685    7/20/2044               215,000           219,968
                                                                                                     ---------------
Total Non-Agency Pass Thru (Cost $1,470,473)                                                               1,480,384
                                                                                                     ---------------

Corporate - 10.3%
Bank - 1.6%
Chevy Chase Bank FSB                                      6.875    12/1/2013               295,000           295,000
USB Capital IX                                            6.189    4/15/2042               300,000           303,407
Washington Mutual, Inc.                                   4.625     4/1/2014               200,000           186,689
                                                                                                     ---------------
                                                                                                             785,096
                                                                                                     ---------------

Communications - 0.2%
Qwest Corp. (a)                                           8.640    6/15/2013                85,000            90,950
                                                                                                     ---------------

Energy - 0.3%
Salomon Brothers AF for Tyumen Oil Co.                   11.000    11/6/2007               125,000           131,688
                                                                                                     ---------------

Finance  - 3.0%
American Express                                          6.800     9/1/2006                70,000            73,902
Ameriprise Financial, Inc.                                7.518     6/1/2066               150,000           160,885
Boston Properties, Inc.                                   6.250    1/15/2013                85,000            88,231
Duke Realty Corp REIT                                     5.250    1/15/2010               175,000           174,123
International Lease Finance Corp.                         5.000    4/15/2010               180,000           177,509
Lehman Brothers Holdings E-Capital Trust I (a)            6.173    8/19/2065               100,000           100,542
Lincoln National Corp.                                    7.000    5/17/2066               170,000           178,059
Residential Capital Corp.                                 6.375    6/30/2010                75,000            75,883
Residential Capital Corp.                                 6.875    6/30/2015               130,000           135,036
Residential Capital Corp. (a)                             6.742    6/29/2007                70,000            70,383
Simon Property Group LP REIT                              5.750     5/1/2012               165,000           167,369
                                                                                                     ---------------
                                                                                                           1,401,922
                                                                                                     ---------------

Industrial - 3.4%
Chesapeake Energy Co.                                     7.625    7/15/2013                95,000            97,019
Crown Americas Inc. 144A                                  7.625   11/15/2013               130,000           131,625
Crown Americas Inc. 144A                                  7.750   11/15/2015                75,000            75,938
Dex Media West LLC/Dex Media Finance Co.                  8.500    8/15/2010                70,000            72,275
Jefferson Smurfit Corp. US                                8.250    10/1/2012                15,000            14,363
Jersey Central Power & Light 144A                         6.400    5/15/2036               242,000           253,034

Security Description                                       Rate    Maturity             Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.                                   6.125    1/15/2016               170,000           168,973
Oncor Electric Delivery Co.                               6.375     5/1/2012               135,000           139,299
Quest Diagnostics, Inc.                                   5.125    11/1/2010                90,000            89,102
Salem Communications Corp.                                7.750   12/15/2010                90,000            90,675
Southern Natural Gas Co.                                  8.875    3/15/2010               100,000           104,867
Waste Management, Inc.                                    6.875    5/15/2009               100,000           103,895
Windstream Corp. 144A                                     8.125     8/1/2013               180,000           191,025
Windstream Corp. 144A                                     8.625     8/1/2016                60,000            64,200
                                                                                                     ---------------
                                                                                                           1,596,290
                                                                                                     ---------------

Utilities - 1.8%
Consumers Energy Co.                                      5.375    4/15/2013               140,000           138,647
Dominion Resources, Inc. (a)                              5.664    9/28/2007               150,000           150,041
DTE Energy Co.                                            6.350     6/1/2016               135,000           139,180
Mirant North America LLC 144A                             7.375   12/31/2013                95,000            95,119
Niagara Mohawk Power Corp.                                7.750    10/1/2008               175,000           182,670
Pepco Holdings, Inc.                                      5.500    8/15/2007               140,000           139,968
                                                                                                     ---------------
                                                                                                             845,625
                                                                                                     ---------------
Total Corporate Bonds (Cost $4,757,661)                                                                    4,851,571
                                                                                                     ---------------

Municipal - 0.4%
Tobacco Settlement Authority Michigan (Cost $194,988)     7.309     6/1/2034               195,000           201,724
                                                                                                     ---------------

U.S. Government Agency - 14.7%
Pass Thru Securities - 14.7%
FNMA                                                      5.500     1/1/2034               415,947           410,947
FNMA (TBA)                                                5.000    10/1/2035             1,800,000         1,729,688
FNMA (TBA)                                                5.500    10/1/2035             3,020,000         2,974,700
GNMA 2006-5 A                                             4.241    7/16/2029               270,386           264,211
GNMA 2006-9 A                                             4.201    8/16/2026               659,647           643,610
GNMA 2006-15 A                                            3.727    3/16/2027               346,003           334,635
GNMA 2006-19 A                                            3.387    6/16/2030               237,839           228,427
GNMA 2006-39 A                                            3.772    5/16/2025               369,092           356,272
                                                                                                     ---------------
Total  Agency CMO (Cost $6,922,671)                                                                        6,942,490
                                                                                                     ---------------

Sovereign Bonds - 2.7%
Argentina Bonos (a)                                       1.162     8/3/2012               400,000           279,600
Egyptian Treasury Bill 144A                               8.400     2/1/2007               750,000           782,333
Republic of Peru                                          9.125    2/21/2012               200,000           229,500
                                                                                                     ---------------
Total Sovereign Bonds (Cost $1,238,893)                                                                    1,291,433
                                                                                                     ---------------

Yankee Bonds - 6.1%
Amvescap PLC                                              5.375   12/15/2014                70,000            68,563
Chuo Mitsui Trust & Banking Co. Ltd. 144A                 5.506    2/15/2049               245,000           234,903
Falconbridge Ltd.                                         6.000   10/15/2015               155,000           155,499
Glitnir Bank 144A                                         6.693    6/15/2016               150,000           153,390
Glitnir Bank 144A                                         7.451    9/14/2049               210,000           215,152
Kaupthing Bank 144A                                       5.850    1/15/2010               250,000           250,003
Kaupthing Bank 144A                                       7.125    5/19/2016               225,000           236,515
Merita Bank 144A                                          7.500    1/30/2007               445,000           447,951
MUFG Capital Financial 1 Ltd.                             6.346    3/15/2049               250,000           252,028
National Grid PLC                                         6.300     8/1/2016               150,000           155,622
Nordic Telecommunication Co. Holdings 144A                8.875     5/1/2016                90,000            94,613

Security Description                                      Rate     Maturity             Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.                                     7.500    3/15/2015                45,000            48,038
SAB Miller                                                5.780     7/1/2009               200,000           200,047
Shinsei Finance Cayman Ltd 144A                           6.418    7/20/2048               200,000           198,636
Telefonica Emisiones                                      6.421    6/20/2016               150,000           154,324
                                                                                                     ---------------
Total Sovereign Bonds (Cost $2,809,445)                                                                    2,865,284
                                                                                                     ---------------

U.S. Treasury Obligations - 8.8%
U.S. Treasury Bond (b)                                    4.500    2/15/2036               225,000           215,596
U.S. Treasury Inflation-Indexed Bond                      2.500    7/15/2016             1,727,125         1,761,667
U.S. Treasury Note                                        6.625    5/15/2007               325,000           328,161
U.S. Treasury Note                                        4.875    5/31/2011               925,000           935,623
U.S. Treasury Note (b)                                    4.000    2/15/2015               643,000           615,497
U.S. Treasury Note (b)                                    4.875    7/31/2011                75,000            75,870
U.S. Treasury Note                                        4.875    8/15/2016               230,000           234,348
                                                                                                     ---------------
Total U.S. Treasury Bonds (Cost $4,128,282)                                                                4,166,762
                                                                                                     ---------------

Foreign Denominated - 40.1%
Argentina - 0.4%
Republic of Argentina                                     0.698    9/30/2014   ARS         520,000           171,411
                                                                                                     ---------------

Brazil - 1.1%
Republic of Brazil                                       12.500     1/5/2016   BRL       1,070,000           496,123
                                                                                                     ---------------

Canada - 2.9%
Canadian Government Bond                                  5.000     6/1/2014   CAD       1,425,000         1,362,014
                                                                                                     ---------------

Euro - 23.9%
Allied Irish Bank UK (a)                                  4.781   12/10/2049   EUR         160,000           193,566
Autostrade SpA (a)                                        2.552     6/9/2011               300,000           381,773
Barclays Bank PLC (a)                                     4.875   12/15/2014               150,000           182,953
Bombardier, Inc.                                          5.750    2/22/2008               150,000           192,102
Bundersrepub Deutschland                                  3.750     7/4/2013             1,050,000         1,338,936
Daimlerchrysler International Finance                     7.000    3/21/2011               125,000           174,365
Deutsche Republic                                         4.500     1/4/2013               170,000           225,670
Deutsche Republic                                         3.250     7/4/2015             2,975,000         3,652,718
Deutsche Republic                                         4.750     7/4/2034               750,000         1,083,256
Deutsche Telekom International Finance BV                 6.625    7/11/2011               165,000           231,765
FCE Bank PLC EMTN (a)                                     3.103    9/30/2009               505,000           609,604
Finmeccanica SpA                                          4.875    3/24/2025               175,000           218,144
GE Capital European Funding (a)                           2.198     5/4/2011               370,000           468,955
Household Finance Corp.                                   6.500     5/5/2009               100,000           134,949
Linde Finance BV                                          6.000    7/29/2049                30,000            38,789
MPS Capital Trust I                                       7.990     2/7/2011                60,000            86,876
National Westminster Bank PLC                             6.625    10/5/2009                70,000            95,203
Netherlands Government Bond                               4.000    1/15/2037               605,000           778,187
Owens-Brockway Glass Containers                           6.750    12/1/2014                95,000           116,846
Resona Bank Ltd. 144A                                     4.125    1/10/2049               110,000           135,382
Sogerim                                                   7.000    4/20/2011               185,000           261,800
Sumitomo Mitsui Banking Corp. 144A (a)                    4.375    7/15/2049               195,000           238,964
Telefonica Europe BV                                      5.125    2/14/2013               135,000           176,905
Telenet Communications NV 144A                            9.000   12/15/2013                56,025            78,854
Veolia Environnement                                      4.875    5/28/2013               135,000           177,297
                                                                                                     ---------------
                                                                                                          11,273,859
                                                                                                     ---------------

Security Description                                      Rate     Maturity             Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.9%
Barclays Bank PLC                                         6.000    9/15/2026   GBP         130,000           239,808
Bat International Finance PLC                             6.375   12/12/2019                90,000           178,148
HBOS Capital Funding LP (c)                               6.461   11/30/2048                85,000           169,324
United Kingdom Gilt                                       8.000    9/27/2013               310,000           696,182
United Kingdom Gilt                                       5.000     9/7/2014               300,000           576,895
                                                                                                     ---------------
                                                                                                           1,860,357
                                                                                                     ---------------

Japan - 0.7%
Citigroup, Inc.                                           0.800   10/30/2008   JPY      40,800,000           345,754
                                                                                                     ---------------

Mexico - 0.8%
Mexican Fixed Rate Bonds                                  8.000   12/19/2013   MXN       4,410,000           395,965
                                                                                                     ---------------

Poland - 2.9%
Poland Government Bond                                    6.000   11/24/2010   PLN       4,145,000         1,354,994
                                                                                                     ---------------

Sweden - 3.5%
Swedish Government                                        3.000    7/12/2016   SEK      12,930,000         1,670,696
                                                                                                     ---------------
Total Foreign Denominated (Cost $18,677,100)                                                              18,931,173
                                                                                                     ---------------
Total Bonds and Notes (Cost $40,199,513)                                                                  40,730,821
                                                                                                     ---------------

                                                                                        Shares
                                                                                     -------------
CONVERTIBLE PREFERRED STOCKS - 0.2%
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                      USD               1            96,273
                                                                                                     ---------------

                                                                                     Contract Size
                                                                                     -------------
PURCHASED OPTIONS - 0.0%
JPY Call/USD Put, Strike Price 109, 11/21/06
  (Cost $38,056)                                                                         1,420,000               236
                                                                                                     ---------------

                                                          Rate     Maturity            Par Value
                                                         ------   ----------         -------------
SHORT-TERM INVESTMENTS - 13.3%
Federal Agency Bonds - 0.6%
FNMA (Cost $272,622)                                      2.375    2/15/2007               275,000           272,069
                                                                                                     ---------------

U.S. Treasury Bill - 12.7%
U.S. Treasury Bill (d) (e)                                4.690   10/12/2006             4,730,000         4,722,604
U.S. Treasury Bill (d) (e)                                4.980    11/9/2006             1,150,000         1,144,428
U.S. Treasury Bill (b) (d) (e)                            4.860    12/7/2006               125,000           123,853
                                                                                                     ---------------
Total U.S. Treasury Bill (Cost $5,990,087)                                                                 5,990,885
                                                                                                     ---------------
Total Short Term Investments - (Cost $6,262,709)                                                           6,262,954
                                                                                                     ---------------

                                                                                        Shares
                                                                                     -------------
INVESTMENT OF CASH COLLATERAL - 3.1%
BlackRock Cash Strategies L.L.C (f) (Cost $1,480,557)     5.350                          1,480,557         1,480,557
                                                                                                     ---------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $48,080,835)                                                         48,570,841
                                                                                                     ---------------

AFFILIATED INVESTMENTS - 5.3%
Dreyfus Institutional Preferred Plus Money Market Fund
(f) (g) (Cost $2,500,000)                                 5.320                          2,500,000         2,500,000
                                                                                                     ---------------

TOTAL INVESTMENTS - 108.1% (COST $50,580,835)                                                             51,070,841
                                                                                                     ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1%)                                                            (3,847,221)
                                                                                                     ---------------
                                                                                                          47,223,620
                                                                                                     ===============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At the period end, the value of these securities amounted to $4,578,743 or 9.7% of net assets.

ARS-Argentina Peso

BRL-Brazilian Real

CAD-Canadian Dollar

CVT-Convertible

EUR-Euro

GBP-British Pound

JPY-Japanese Yen

MXN-Mexican New Peso

PLN-Polish Zloty

SEK-Swedish Krona

(a)   Variable Rate Security; rate indicated is as of September 30, 2006.

(b)   Security, or a portion of thereof, was on loan at September 30, 2006.

(c)   Stepup bond; rate indicated as of September 30, 2006.

(d)   Denotes all or part of security segregated as collateral.

(e)   Rate noted is yield to maturity.

(f)   Stated rate is seven-day yield for the fund at September 30, 2006.

(g)   Affiliated money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $50,580,835. Net unrealized appreciation aggregated $490,006, of which $668,576 related to appreciated investment securities and $178,570 related to depreciated investment securities.

At September 30, 2006 the Portfolio held the following futures contracts:

                                                                    Underlying Face
                                                       Expiration     Amount at
Contract                                    Position      Date          Value         Unrealized Gain
-----------------------------------------------------------------------------------------------------
US 10 Year Treasury (9 Contracts)             Long     12/19/2006   $       963,067   $         9,479
US 5 Year Treasury (25 Contracts)             Long     12/29/2006         2,627,344            10,483
                                                                                      ---------------
                                                                                      $        19,962
                                                                                      ===============

At September 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                                      Contract     Value at June    USD Amount to   Unrealized
Contracts to Deliver                        Local Principal Amount   Value Date       30 2006          Receive      Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                              975,000          12/20/2006   $     1,826,484   $   1,843,335   $    16,851
Canadian Dollar                                   1,520,000          12/20/2006         1,363,749       1,359,340        (4,409)
Euro                                              8,418,000          12/20/2006        10,721,937      10,755,038        33,101
Japanese Yen                                     61,370,000          12/20/2006           525,644         528,135         2,491
Poland Zloty                                      4,380,000          12/20/2006         1,403,594       1,409,992         6,398
Swedish Krona                                    13,690,000          12/20/2006         1,880,135       1,895,466        15,331
                                                                                  ----------------------------------------------
Total                                                                             $    17,721,543   $  17,791,306   $    69,763
                                                                                  ==============================================

                                                                      Contract     Value at June    USD Amount to   Unrealized
Contracts to Receive                        Local Principal Amount   Value Date       30 2006          Deliver         Loss
--------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                      435,000          12/20/2006   $       197,008   $     199,267   $    (2,259)
Euro                                                956,732           10/2/2006         1,213,347       1,214,571        (1,224)
                                                                                  ----------------------------------------------
Total                                                                             $     1,410,355   $   1,413,838   $    (3,483)
                                                                                  ==============================================

The Fund held the following cross currency forward contracts at September 30, 2006:

                                         Value at                                            Value at
                                         September                                           September     Contract    Unrealized
Contracts to Deliver   Local Currency    30, 2006     In Exchange For      Local Currency    30, 2006     Value Date   Gain/Loss
---------------------------------------------------------------------------------------------------------------------------------
        AUD            $      600,000   $   447,129   New Zealand Dollar          708,690   $   462,098   10/10/2006   $   14,969
        NZD                   715,944       466,828   Australian Dollar           600,000       447,129   10/10/2006      (19,699)
        EUR                   361,687       460,474   Swiss Franc                 570,000       459,274   12/11/2006       (1,200)
        EUR                   257,528       326,773   Icelandic Krona          25,400,000       361,403   10/11/2006       34,630
        ISK                25,400,000       361,403   Euro                        282,498       358,457   10/11/2006       (2,946)
                                        -----------                                         -----------                ----------
                                        $ 2,062,607                                         $ 2,088,361                $   25,754
                                        ===========                                         ===========                ==========

At September 30, 2006, the Portfolio held the following open swap agreement:

Credit Default Swaps

                                                                                                                       Unrealized
                                                            Buy/Sell   (Pay)/Receive   Expiration   Notional         Appreciation/
Counterparty        Reference Entity                       Protection    Fixed Rate       Date       Amount          (depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns        Alcoa, Inc., 6.000% due 1/15/2012         Buy             (0.415%)  6/20/2010  $   107,000  USD  $       (1,013)
Bear Stearns        Alcoa, Inc., 6.500% due 6/1/2011          Buy              (0.52%)  6/20/2010      238,000  USD          (3,107)
Bear Stearns        Conocophillips, 4.750% due 10/15/2012     Buy              (0.31%)  6/20/2010      345,000  USD          (1,569)
Bear Stearns        United Mexican States, 7.5%, due
                    4/8/2033                                  Buy             (0.980%)  7/20/2016      695,000  USD          (7,358)
Bear Stearns        Nucor Corp., 4.875% due 10/01/2012        Buy              (0.40%)  6/20/2010      162,000  USD          (1,600)
Bear Stearns        Republic of South Africa, 8.5%, due
                    6/23/2017                                 Sell             0.950%   7/20/2016      695,000  USD           2,660
Deutsche Bank AG    Verizon Communications, 7.25%, due
                    12/1/2010                                 Buy             (0.660%)  9/20/2011    1,050,000  USD            (839)
JPMorgan            Kimberly-Clark Corp., 6.875%, due
                    2/15/2014                                 Buy             (0.190%) 12/20/2011      925,000  USD            (435)
Morgan Stanley      Koninklijke KPN NV, 8.000% due
                    10/1/2010                                 Buy              (0.77%) 12/20/2010      785,000  USD          (8,664)
Morgan Stanley      V.F. Corporation, 8.5%, due 10/1/2010     Buy              (0.45%)  6/20/2011      700,000  USD          (6,709)
JPMorgan            The BOC Group PLC, 5.875 due
                    4/29/2009                                 Buy              (0.24%)  6/20/2011    1,125,000  EUR          (2,101)
JPMorgan            Linde Finance BV, 6.375% due
                    6/14/2007                                 Sell             0.410%   6/20/2011    1,125,000  EUR           1,259
JPMorgan            British American Tobacco PLC, 4.875%
                    due 2/25/2009                             Sell             0.425%  12/20/2010      350,000  EUR           3,500
JPMorgan            Daimlerchrysler AG, 7.20% due
                    9/1/2009                                  Sell             0.700%  12/20/2010      350,000  EUR           2,757
JPMorgan            France Telecom, 7.25% due 1/28/2013       Sell             0.660%  12/20/2015      175,000  EUR            (237)
JPMorgan            Glencore International AG, 5.375%,
                    due 9/30/2011                             Sell             1.480%  12/20/2010      350,000  EUR          10,020
JPMorgan            ICI Wilmington, 5.625% due 12/1/2013      Sell             0.510%  12/20/2010      350,000  EUR           3,241
JPMorgan            iTraxx Europe HiVol Series 4
                    Version 1                                 Buy              (0.70%) 12/20/2010    1,725,000  EUR         (11,932)
JPMorgan            Telecom Italia SPA, 6.25% due
                    2/1/2012                                  Sell             0.520%  12/20/2010      350,000  EUR          (1,424)
JPMorgan            Volkswagen, 4.875% due 5/22/2013          Sell             0.450%  12/20/2010      350,000  EUR           3,830
JPMorgan            Basell AF S.C.A., 8.375% due
                    8/15/2015                                 Sell              3.80%   6/20/2011      575,000  USD          10,752
UBS AG              Wolters Kluwer N.V., 5.125%, due
                    1/27/2014                                 Buy             (0.550%)  9/20/2011      690,000  USD          (3,257)
UBS AG              iTraxx Europe Series 5 Version I          Sell             0.400%   6/20/2011    1,050,000  EUR           6,801
UBS AG              Tekekom Finanzmanagement, 5.0%, due
                    7/22/2013                                 Buy             (0.450%)  9/20/2011      690,000  USD              60
                                                                                                                     ==============
                                                                                                                     $       (5,365)
                                                                                                                     --------------

If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

                                                                                                                      Unrealized
                                                                                                                     Appreciation/
Counterparty         Floating Rate Index  Receive Floating Rate  Fixed Rate  Expiration Date  Notional Amount       (depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns         USD - LIBOR - BBA              Pay               3.907%   11/19/2009     $       150,000  USD  $       (4,894)
JPMorgan             JPY -LIBOR - BBA               Pay               2.530%    7/28/2026         101,000,000  JPY          27,150
UBS AG               JPY -LIBOR - BBA               Pay              0.8775%    5/11/2008         798,000,000  JPY          22,328
UBS AG               JPY -LIBOR - BBA               Pay              2.5125%     6/6/2026         159,000,000  JPY          59,182
UBS AG               SEK - STIBOR - SIDE            Pay                4.29%    6/27/2016          13,160,000  SEK          37,543
UBS AG               SEK - STIBOR - SIDE          Receive             3.060%    6/27/2007         133,390,000  SEK         249,009
                                                                                                                    ==============
                                                                                                                    $      390,318
                                                                                                                    --------------

The Portfolio held the following written option contracts at September 30, 2006:

                                          Expiration     Notional
Written Call Options       Strike Price      Date         Amount     Contracts     Premium      Value
--------------------------------------------------------------------------------------------------------
JPY Call/USD Put               106        11/21/2006     1,420,000           1   $    23,430   $    (17)
                                                                                 =======================

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon High Yield Bond Portfolio
            Schedule of Investments - September 30, 2006 (Unaudited)

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 95.2%
BONDS AND NOTES - 83.7%
Convertible Corporate Bonds - 0.3%
Centerpoint Energy, Inc. 144A CVT                         2.875%   1/15/2024   USD     25,000      $    28,594
Sinclair Broadcast Group, Inc.                            4.875    7/15/2018           25,000           22,219
Xcel Energy, Inc. 144A                                    7.500   11/21/2007           15,000           25,256
                                                                                                   -----------
Total Convertible Corporate Bonds (Cost $65,853)                                                        76,069
                                                                                                   -----------

Collateralized Mortgage Obligations - 0.1%
Global Signal Trust 2006-1 F 144A (Cost $30,000)          7.036    2/15/2036           30,000           30,610
                                                                                                   -----------

Corporate - 70.3%
Banking - 1.6%
Chevy Chase Bank FSB                                      6.875    12/1/2013          345,000          345,000
Colonial Bank                                             9.375     6/1/2011           35,000           39,663
                                                                                                   -----------
                                                                                                       384,663
                                                                                                   -----------

Basic Industry - 5.8%
Airgas, Inc.                                              6.250    7/15/2014           85,000           79,263
Earle M Jorgenson Co.                                     9.750     6/1/2012           35,000           37,319
Equistar Chemicals LP/ Equistar Funding Corp.            10.125     9/1/2008          140,000          148,225
Equistar Chemicals LP/Equistar Funding Corp.             10.625     5/1/2011           55,000           58,988
Freeport-McMoRan Copper & Gold, Inc.                     10.125     2/1/2010           60,000           63,600
Freeport-McMoRan Copper & Gold, Inc.                      6.875     2/1/2014           65,000           64,188
Georgia-Pacific Corp.                                     8.125    5/15/2011           75,000           76,875
Georgia-Pacific Corp.                                     8.000    1/15/2024           75,000           73,875
KRATON Polymers LLC/Capital Corp.                         8.125    1/15/2014            5,000            4,838
Lyondell Chemical Co.                                     8.000    9/15/2014           70,000           70,875
Nalco Co.                                                 8.875   11/15/2013           50,000           52,125
Nalco Co. (a)                                             7.750   11/15/2011           25,000           25,500
Neenah Paper, Inc.                                        7.375   11/15/2014            5,000            4,688
Rhodia SA                                                10.250     6/1/2010           90,000          100,800
Standard Pacific Corp.                                    6.500    8/15/2010           30,000           28,200
Steel Dynamics, Inc.                                      9.500    3/15/2009          110,000          113,850
Stone Container Corp.                                     8.375     7/1/2012          165,000          158,400
Temple-Inland                                             6.625    1/15/2018           70,000           73,201
United States Steel Corp.                                 9.750    5/15/2010           34,000           36,295
Westlake Chemical Corp.                                   6.625    1/15/2016           74,000           70,300
                                                                                                   -----------
                                                                                                     1,341,405
                                                                                                   -----------

Capital Goods - 7.0%
Alliant Techsystems, Inc.                                 6.750     4/1/2016           15,000           14,775
Alliant Techsystems, Inc. 144A                            2.750    2/15/2024           15,000           16,931
Ball Corp.                                                6.875   12/15/2012          240,000          241,800
Berry Plastics                                            8.875    9/15/2014           30,000           30,150

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Berry Plastics (a)                                        9.265    9/15/2014           10,000           10,050
Bombardier, Inc. 144A                                     6.300     5/1/2014          100,000           89,750
CCM Merger, Inc. 144A (a)                                 8.000     8/1/2013           40,000           38,400
CPG International I Inc.                                 10.500     7/1/2013           15,000           15,263
Crown Cork & Seal Co, Inc.                                7.375   12/15/2026          140,000          127,400
Esterline Technologies Corp.                              7.750    6/15/2013           40,000           40,400
Gibraltar Industries, Inc.                                8.000    12/1/2015           35,000           34,650
Goodman Global Holdings                                   8.329    6/15/2012           93,000           94,279
Goodman Global Holdings (b) (a)                           7.875   12/15/2012           25,000           23,813
L-3 Communications Corp.                                  7.625    6/15/2012           50,000           51,500
L-3 Communications Corp.                                  6.125    7/15/2013           45,000           43,763
L-3 Communications Corp. 144A                             3.000     8/1/2035           20,000           20,350
Leucadia National Corp.                                   7.000    8/15/2013           90,000           90,900
Norcraft Finance Co.                                      9.000    11/1/2011           15,000           15,206
Owens-Brockway                                            7.750    5/15/2011           50,000           51,375
Owens-Brockway                                            8.250    5/15/2013          120,000          123,000
Owens-Illinois, Inc.                                      7.500    5/15/2010           95,000           95,000
Owens-Illinois, Inc.                                      7.800    5/15/2018          120,000          114,000
RBS Global & Rexnord Corp. 144A                          11.750     8/1/2016          100,000          103,000
Silgan Holdings, Inc.                                     6.750   11/15/2013           70,000           69,125
Solo Cup Co. (a)                                          8.500    2/15/2014           25,000           21,594
Texas Industries Inc.                                     7.250    7/15/2013            5,000            5,000
Trinity Industries LE                                     6.500    3/15/2014           55,000           53,763
                                                                                                   -----------
                                                                                                     1,635,237
                                                                                                   -----------

Consumer Cyclical - 2.4%
Cinemark Inc.                                             9.000    3/15/2014           50,000           39,875
Keystone Automotive Operation, Inc.                       9.750    11/1/2013           35,000           32,900
Leslie's Poolmart                                         7.750     2/1/2013           40,000           39,400
Neiman Marcus Group, Inc.                                 9.000   10/15/2015           25,000           26,563
Pinnacle Entertainment, Inc.                              8.750    10/1/2013           55,000           58,369
Rite Aid Corp.                                            8.125     5/1/2010           70,000           70,175
Speedway Motorsports, Inc.                                6.750     6/1/2013          160,000          158,400
True Temper Sports, Inc.                                  8.375    9/15/2011           35,000           31,325
United Components, Inc.                                   9.375    6/15/2013          100,000           99,000
                                                                                                   -----------
                                                                                                       556,007
                                                                                                   -----------

Consumer Noncyclical - 6.1%
Alliance One International                               11.000    5/15/2012           25,000           25,500
Amerigas Partners LP/Amerigas Eagle Finance Corp.         7.125    5/20/2016           40,000           39,400
Chattem, Inc.                                             7.000     3/1/2014           70,000           67,638
Corrections Corp. Of America                              7.500     5/1/2011           50,000           51,125
Corrections Corp. of America                              6.250    3/15/2013           85,000           83,300
Del Monte Corp.                                           8.625   12/15/2012           75,000           78,656
Dole Foods Co.                                            8.625     5/1/2009           55,000           53,763
Domino's, Inc.                                            8.250     7/1/2011           38,000           39,900
Elizabeth Arden, Inc.                                     7.750    1/15/2014           20,000           19,600
Goodyear Tire & Rubber Co./The                            9.000     7/1/2015           30,000           30,450
Ingles Markets, Inc.                                      8.875    12/1/2011           25,000           26,063
Mohegan Tribal Gaming                                     6.125    2/15/2013          250,000          244,375
Mohegan Tribal Gaming Authority                           7.125    8/15/2014          105,000          104,475
Penn National Gaming, Inc.                                6.875    12/1/2011           50,000           50,250
Penn National Gaming, Inc.                                6.750     3/1/2015           55,000           53,556
Psychiatric Solutions, Inc.                               7.750    7/15/2015           20,000           19,500

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Scotts Co.                                                6.625   11/15/2013          150,000          146,438
Seneca Gaming Corp.                                       7.250     5/1/2012           15,000           15,000
Seneca Gaming Corp.                                       7.250     5/1/2012           45,000           45,000
Smithfield Foods, Inc. (a)                                7.750    5/15/2013           55,000           56,650
Stater Brothers Holdings                                  8.890    6/15/2010           65,000           65,650
Stater Brothers Holdings                                  8.125    6/15/2012          110,000          110,550
                                                                                                   -----------
                                                                                                     1,426,839
                                                                                                   -----------

Energy - 6.3%
ANR Pipeline Co.                                          7.375    2/15/2024           20,000           20,610
ANR Pipeline Co.                                          7.000     6/1/2025           10,000            9,931
Dynegy Holdings, Inc.                                     8.375     5/1/2016           65,000           66,138
El Paso Natural Gas Co.                                   8.625    1/15/2022           90,000          102,968
El Paso Natural Gas Co.                                   7.500   11/15/2026           55,000           57,536
El Paso Natural Gas Co.                                   8.375    6/15/2032           45,000           51,516
El Paso Production Holding Co.                            7.750     6/1/2013           55,000           56,238
FPL Energy National Wind 144A                             6.125    3/25/2019           91,187           88,693
Houston Exploration Co.                                   7.000    6/15/2013           50,000           48,500
Newfield Exploration Corp.                                7.625     3/1/2011          100,000          103,125
Peabody Energy Corp.                                      6.875    3/15/2013          165,000          162,525
Pogo Producing Co.                                        6.625    3/15/2015           75,000           71,625
Southern Natural Gas Co.                                  8.875    3/15/2010           15,000           15,730
Southern Natural Gas Co.                                  7.350    2/15/2031           45,000           46,630
Tennessee Gas Pipeline Co.                                8.375    6/15/2032           60,000           68,845
Transcontinental Gas Pipe Line Corp.                      8.875    7/15/2012          110,000          121,688
Whiting Petroleum Corp.                                   7.250     5/1/2013           75,000           73,500
Williams Cos., Inc.                                       7.750    6/15/2031           40,000           40,000
Williams Cos., Inc. (a)                                   8.125    3/15/2012          150,000          160,125
Williams Cos., Inc. (a)                                   7.875     9/1/2021          100,000          104,500
                                                                                                   -----------
                                                                                                     1,470,423
                                                                                                   -----------

Financial - 7.1%
Arch Western Finance                                      6.750     7/1/2013           25,000           24,000
BCP Crystal Holding Corp.                                 9.625    6/15/2014           69,000           74,865
Crystal US Holdings Corp. (c)                            10.000    10/1/2014           92,000           73,830
Dow Jones CDX                                             8.625    6/29/2011        1,000,000        1,012,500
E*Trade Financial Corp.                                   8.000    6/15/2011           15,000           15,525
Ford Motor Credit Co.                                     6.194    9/28/2007           90,000           89,177
Ford Motor Credit Corp.                                   5.625    10/1/2008           35,000           33,576
General Motors Acceptance Corp.                           6.125    1/22/2008           55,000           54,636
General Motors Acceptance Corp.                           7.750    1/19/2010          110,000          112,711
Hanover Insurance Group                                   7.625   10/15/2025           85,000           90,296
Residential Capital Corp.                                 6.375    6/30/2010           70,000           70,824
                                                                                                   -----------
                                                                                                     1,651,940
                                                                                                   -----------

Industrial - 7.7%
Chesapeake Energy Corp. (a)                               7.625    7/15/2013           15,000           15,319
Chesapeake Energy Corp.                                   7.500    6/15/2014          125,000          126,406
Cinemark USA, Inc.                                        9.000     2/1/2013           45,000           46,688
Columbus McKinnon Corp. (a)                               8.875    11/1/2013           40,000           40,900
Crown Americas Inc.                                       7.625   11/15/2013          120,000          121,500
Crown Americas Inc.                                       7.750   11/15/2015           65,000           65,813
Dean Foods Co.                                            7.000     6/1/2016          135,000          135,000
Douglas Dynamics LLC 144A                                 7.750    1/15/2012          140,000          132,300
DRS Technologies, Inc.                                    6.625     2/1/2016           15,000           14,738

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Education Management LLC 144A                             8.750     6/1/2014           25,000           25,250
Education Management LLC 144A                            10.250     6/1/2016           45,000           46,013
Intelsat Bermuda International                           11.250    6/15/2016          150,000          159,375
Panamsat Corp.                                            9.000    6/15/2016           10,000           10,300
Pokagon Gaming                                           10.375    6/15/2014           95,000          101,294
Scientific Games                                          6.250   12/15/2012           70,000           67,375
Southern Copper Corp.                                     6.375    7/27/2015          100,000           99,735
Terex Corp.                                               7.375    1/15/2014          155,000          155,775
Wca Waste Corp.                                           9.250    6/15/2014           15,000           15,563
Windstream Corp. 144A                                     8.125     8/1/2013          275,000          291,844
Windstream Corp. 144A                                     8.625     8/1/2016          125,000          133,750
                                                                                                   -----------
                                                                                                     1,804,938
                                                                                                   -----------

Media - 3.5%
Cablevision Systems Corp.                                 9.620     4/1/2009          115,000          122,331
CBD Media, Inc.                                           8.625     6/1/2011           25,000           24,625
Dex Media West LLC/Dex Media Finance Co.                  8.500    8/15/2010           25,000           25,813
Dex Media West LLC/Dex Media Finance Co.                  9.875    8/15/2013           28,000           30,240
Dex Media, Inc.                                           8.000   11/15/2013           30,000           29,775
Echostar DBS Corp. (a)                                    6.375    10/1/2011          105,000          102,243
Entercom Radio LLC/Entercom Capital, Inc.                 7.625     3/1/2014           15,000           14,644
Lamar Media Corp.                                         6.625    8/15/2015           20,000           19,175
Lamar Media Corp. 144A                                    6.625    8/15/2015          200,000          191,750
Radio One, Inc.                                           8.875     7/1/2011           45,000           45,956
RH Donnelley Finance Corp.                                8.875    1/15/2016           15,000           15,038
RH Donnelley Finance Corp. 144A                          10.875   12/15/2012          105,000          115,500
Salem Communications Corp.                                7.750   12/15/2010           70,000           70,525
                                                                                                   -----------
                                                                                                       807,615
                                                                                                   -----------

Real Estate - 0.3%
BF Saul Reit                                              7.500     3/1/2014           70,000           71,050
                                                                                                   -----------

Services: Cyclical - 8.9%
AMC Entertainment, Inc.                                   8.000     3/1/2014           15,000           14,100
Beazer Homes USA                                          6.875    7/15/2015           55,000           49,775
Caesars Entertainment                                     7.875    3/15/2010          140,000          145,600
Caesars Entertainment                                     8.120    5/15/2011          195,000          205,725
Gaylord Entertainment Co.                                 6.750   11/15/2014           40,000           38,250
Gaylord Entertainment Co. (a)                             8.000   11/15/2013          125,000          127,188
Hertz Corp. 144A                                          8.875     1/1/2014           40,000           41,900
Hertz Corp. 144A                                         10.500     1/1/2016           20,000           22,000
Host Marriott                                             7.125    11/1/2013          150,000          151,875
Isle of Capri Casinos, Inc.                               7.000     3/1/2014           50,000           47,500
Isle of Capri Casinos, Inc. (a)                           9.000    3/15/2012           80,000           83,500
Kansas City Southern Railway                              7.500    6/15/2009           50,000           50,000
Meristar Hospitality Corp.                                9.500     4/1/2010           60,000           61,590
MGM Mirage, Inc.                                          6.750     4/1/2013          210,000          206,325
MGM Mirage, Inc. (a)                                      6.000    10/1/2009          225,000          222,188
Mohegan Tribal Gaming Authority                           8.000     4/1/2012           65,000           67,275
Service Corp International 144A                           8.000    6/15/2017          110,000          105,325
Sierra Pacific Resources (a)                              8.625    3/15/2014          240,000          259,132
Station Casinos, Inc.                                     6.000     4/1/2012           55,000           53,075
Vail Resorts, Inc.                                        6.750    2/15/2014          105,000          102,637
Williams Scotsman, Inc.                                   8.500    10/1/2015           20,000           20,450
                                                                                                   -----------
                                                                                                     2,075,410
                                                                                                   -----------

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Services: Non-Cyclical - 3.6%
Allied Waste North America                                6.375    4/15/2011          370,000          360,750
Davita, Inc.                                              6.625    3/15/2013          150,000          146,438
HCA, Inc.                                                 8.750     9/1/2010           40,000           40,400
HCA, Inc.                                                 7.875     2/1/2011           75,000           71,719
HCA, Inc.                                                 6.950     5/1/2012           40,000           35,050
Kinetic Concepts, Inc.                                    7.375    5/15/2013           29,000           29,290
Plastipak Holdings, Inc. 144A                             8.500   12/15/2015           55,000           55,550
Tenet Healthcare Corp. (a)                                9.250     2/1/2015          110,000          105,875
                                                                                                   -----------
                                                                                                       845,072
                                                                                                   -----------

Technology & Electronics- 0.7%
Communications & Power Industries, Inc.                   8.000     2/1/2012           10,000           10,000
Fisher Scientific International                           6.750    8/15/2014           75,000           76,313
Nevada Power Co.                                          6.500    4/15/2012           45,000           46,388
PQ Corp.                                                  7.500    2/15/2013           10,000            9,500
Sunguard Data Systems, Inc.                               9.973    8/15/2013           15,000           15,563
                                                                                                   -----------
                                                                                                       157,764
                                                                                                   -----------

Telecommunications - 2.7%
Airgate PCS Inc.                                          9.257   10/15/2011           15,000           15,338
Consolidated Communication Holdings, Inc.                 9.750     4/1/2012           52,000           54,860
Nordic Telecommunication Co. Holdings 144A                8.875     5/1/2016           75,000           78,844
Qwest Communications International Inc.                   8.905    2/15/2009           65,000           66,219
Qwest Communications International Inc. (a)               7.500    2/15/2014          130,000          130,325
Qwest Corp.                                               7.875     9/1/2011          130,000          136,500
Rural Cellular Corp.                                      8.250    3/15/2012           30,000           30,900
Rural Cellular Corp. (a)                                  9.875     2/1/2010           25,000           26,063
Ubiquitel Operating Co.                                   9.875     3/1/2011           80,000           86,800
                                                                                                   -----------
                                                                                                       625,849
                                                                                                   -----------

Utilities - 6.6%
AES Corp.                                                 8.875    2/15/2011          102,000          109,140
AES Corp. 144A                                            8.750    5/15/2013          215,000          230,588
Allegheny Energy Supply 144A                              8.250    4/15/2012           45,000           49,050
CMS Energy Corp.                                          7.750     8/1/2010           50,000           52,500
CMS Energy Corp.                                          8.500    4/15/2011           30,000           32,400
Edison Mission Energy 144A                                7.500    6/15/2013           45,000           45,450
Freescale Semiconductor                                   7.125    7/15/2014           20,000           21,450
Freescale Semiconductor, Inc. (a)                         6.875    7/15/2011          210,000          221,025
Mirant Americas General, Inc.                             8.300     5/1/2011          100,000          100,125
Mirant North America LLC (a)                              7.375   12/31/2013          170,000          170,213
Monongahela Power Co.                                     6.700    6/15/2014           35,000           37,415
MSW Energy Holdings                                       7.375     9/1/2010          110,000          110,000
NorthWestern Corp.                                        5.875    11/1/2014           25,000           24,593
NRG Energy, Inc.                                          7.250     2/1/2014           45,000           44,663
Reliant Energy, Inc. (a)                                  9.250    7/15/2010           10,000           10,375
Reliant Energy, Inc. (a)                                  9.500    7/15/2013          165,000          171,188
TECO Energy, Inc.                                         7.500    6/15/2010           25,000           26,250
Transcont Gas Pipe Corp                                   7.000    8/15/2011           75,000           76,875
                                                                                                   -----------
                                                                                                     1,533,300
                                                                                                   -----------
Total Corporate (Cost $16,230,013)                                                                  16,387,512
                                                                                                   -----------

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Municipal Bonds - 1.3%
Erie County NY Tob Asset Securitization Corp.             6.000     6/1/2028           25,000           25,017
Mashantucket West Pequot 144A                             5.912     9/1/2021          120,000          115,408
Tobacco Settlement Authority Iowa                         6.500     6/1/2023          100,000           99,542
Tobacco Settlement Authority Michigan                     7.309     6/1/2034           50,000           51,724
                                                                                                   -----------
Total Municipal Bonds (Cost $293,811)                                                                  291,691
                                                                                                   -----------

Sovereign Bonds - 1.3%
Republic of Argentina                                     1.162     8/3/2012          225,000          157,275
Republic of Argentina (b)                                 2.000     1/3/2010           25,000           12,871
Republic of Argentina (a)                                 8.280   12/31/2033           14,736           14,198
Republic of Brazil                                        8.750     2/4/2025            5,000            5,938
Republic of Brazil                                       10.125    5/15/2027            5,000            6,710
Republic of Colombia                                      8.125    5/21/2024            5,000            5,500
Republic of Colombia (a)                                 10.000    1/23/2012            5,000            5,825
Republic of Colombia (a)                                 10.750    1/15/2013            5,000            6,105
Republic of Peru                                          5.000     3/7/2017           15,200           14,972
Republic of Venezuela (c)                                 2.150    4/20/2011           15,000           14,873
Russian Federation                                        5.000    3/31/2030           30,000           33,431
Russian Ministry of Finance                               3.000    5/14/2008           25,000           23,969
                                                                                                   -----------
Total Sovereign Bonds (Cost $283,382)                                                                  301,667
                                                                                                   -----------

Yankee Bonds - 6.8%
Angiotech Pharmaceutical 144A                             7.750     4/1/2014           10,000            9,500
Braskem Sa 144A                                          12.500    11/5/2008           10,000           11,100
Ineos Group Holdings Plc 144A                             8.500    2/15/2016          110,000          104,775
Intelsat Sub Holding Co., Ltd.                           10.484    1/15/2012           90,000           91,238
INVISTA 144A                                              9.250     5/1/2012          200,000          211,500
Jean Coutu Group, Inc.                                    7.625     8/1/2012           25,000           26,281
JSG Funding PLC                                           9.625    10/1/2012           50,000           52,750
Kabel Deutschland GMBH 144A                              10.625     7/1/2014          100,000          107,250
Kaupthing Bank 144A                                       7.125    5/19/2016          145,000          152,421
Nell AF Sarl 144A (a)                                     8.375    8/15/2015           75,000           74,438
Norampac, Inc.                                            6.750     6/1/2013          125,000          118,125
Nova Chemicals Corp.                                      8.405   11/15/2013           45,000           45,900
Rogers Wireless Inc.                                      8.000   12/15/2012           50,000           53,125
Rogers Wireless, Inc.                                     8.515   12/15/2010           55,000           55,963
Rogers Wireless, Inc.                                     7.250   12/15/2012           50,000           52,313
Royal Caribbean Cruises Ltd.                              8.750     2/2/2011          105,000          114,378
Russel Metals, Inc.                                       6.375     3/1/2014           25,000           23,625
Shinsei Finance Cayman Ltd 144A                           6.418    7/20/2048          100,000           99,318
Stena AB                                                  9.625    12/1/2012           25,000           26,875
Stena AB                                                  7.500    11/1/2013          100,000           98,250
Telenet Group Holding NV 144A                            11.500    6/15/2014           46,000           40,250
Wind Acquisition Finance SA 144A                         10.750    12/1/2015           20,000           22,075
                                                                                                   -----------
Total Yankee Bonds (Cost $1,573,116)                                                                 1,591,450
                                                                                                   -----------

Foreign Denominated - 3.6%
Euro - 3.6%
Central European Distribution Corp. 144A                  8.000    7/25/2012   EUR     50,000           68,472
Culligan Finance Corp., BV 144A                           8.000    10/1/2014           30,000           40,037
FCE Bank PLC EMTN (a)                                     3.103    9/30/2009          250,000          301,784

Security Description                                      Rate     Maturity          Par Value   Value (Note 1A)
----------------------------------------------------------------------------------------------------------------
Fresenius Finance BV                                      5.000    1/31/2013           10,000           12,648
General Motors Acceptance Corp.                           5.375     6/6/2011           30,000           37,167
GMAC International Finance BV (a)                         4.375   10/31/2007           80,000          100,966
Nordic Tel Co. Holdings 144A                              8.250     5/1/2016           50,000           68,472
NTL Cable PLC                                             8.750    4/15/2014           60,000           79,504
Remy Cointreau S.A. 144A                                  6.500     7/1/2010           20,000           26,438
Sensata Technologies BV 144A                              9.000     5/1/2016           50,000           63,664
Telenet Communications NV 144A                            9.000   12/15/2013           29,880           42,037
                                                                                                   -----------
Total Foreign Denominated (Cost $794,289)                                                              841,189
                                                                                                   -----------
TOTAL BONDS AND NOTES (Cost $19,270,464)                                                            19,520,188
                                                                                                   -----------

                                                                                        Shares
                                                                                      ---------
COMMON STOCKS - 0.1%
Terex Corp. (a)                                                                USD        330           14,923
Verizon Communications, Inc.                                                              545           20,236
                                                                                                   -----------
TOTAL COMMON STOCKS (Cost $14,295)                                                                      35,159
                                                                                                   -----------

Convertible Preferred Stock - 0.6%
Fannie Mae 7.00% CVT Pfd                                                                  300           15,881
Sovereign Capital Trust IV 4.375% CVT Pfd                                               2,500          115,938
                                                                                                   -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,000)                                                     131,819
                                                                                                   -----------

WARRANTS - 0.0%
Republic of Argentina Warrant, 12/15/2035 (a) (d) (Cost $0)                            39,306            3,891
                                                                                                   -----------

                                                           Rate
                                                          -----
SHORT-TERM INVESTMENTS - 10.8%
INVESTMENT OF CASH COLLATERAL - 10.8%
BlackRock Cash Strategies L.L.C. (e) (Cost $2,510,593)    5.350                     2,510,593        2,510,593
                                                                                                   -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $21,933,352)                                                   22,201,650
                                                                                                   -----------

AFFILIATED INVESTMENTS - 15.7%
Dreyfus Institutional Preferred Plus Money Market Fund
(e) (f) (Cost $3,665,798)                                 5.320                     3,665,798        3,665,798
                                                                                                   -----------
Total Investments - 110.9% (Cost $25,599,150)                                                       25,867,448
                                                                                                   -----------

Liabilities in Excess of Other Assets- (10.9%)                                                      (2,554,808)
                                                                                                   -----------

NET ASSETS-100.0%                                                                                   23,312,640
                                                                                                   ===========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,263,853 or 14.0% of net assets.

CVT - Convertible

REIT - Real Estate Investment Trust

EUR-Euro

Pfd-Prefunded

(a) Security, or a portion of thereof, was on loan at September 30, 2006.

(b) Variable Rate Security; rate indicated is as if September 30, 2006.

(c) Step up security; rate indicated is as of September 30, 2006.

(d) Non-income producing.

(e) Stated rate is the seven-day yield for the fund at September 30, 2006.

(f) Affiliated institutional money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $25,599,150. Net unrealized appreciation aggregated $268,298, of which $435,688 related to appreciated investment securities and $167,390 related to depreciated investment securities.

At September 30, 2006, the Portfolio held the following open swap contract:

Credit Default Swaps

                                                                                                                      Unrealized
                                                               Buy/Sell   (Pay)/Receive  Expiration  Notional        Appreciation/
Counterparty                     Reference Entity             Protection    Fixed Rate      Date      Amount        (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan              Dow Jones CDX.NA.HY.4                      Sell         3.600%      6/20/2010  $158,400  USD    $   1,458
JPMorgan              Dow Jones CDX.NA.BB.5                      Buy         (2.500%)    12/20/2010   160,975  USD       (4,290)
Merrill Lynch         Dow Jones CDX.NA.IG.4 7-10%
                      Tranche                                    Buy         (0.305%)     6/20/2010   188,900  USD       (1,344)
Morgan Stanley        Dow Jones CDX.NA.IG.4 7-10%
                      Tranche                                    Buy         (0.350%)     6/20/2010   300,100  USD       (2,606)
UBS AG                Itraxx Europe Series 5 Version 1           Buy          (0.40%)     6/20/2011   100,000  EUR          298
UBS AG                Telekom Austria Aktiengesellschaft, 5%
                      due 7/22/2013                              Buy          (0.45%)     9/20/2011    65,000  USD          125
UBS AG                Wolter Kluwer N.V., 5.125% due
                      1/27/2014                                  Buy          (0.55%)     9/20/2011    65,000  USD         (131)
                                                                                                                      ---------
                                                                                                                      $  (6,490)
                                                                                                                      =========

Interest Rate Swaps

                                            Pay/Receive               Expiration                     Unrealized
Counterparty          Floating Rate Index  Floating Rate  Fixed Rate     Date     Notional Amount  (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Bear Stearns           USD - LIBOR - BBA        Pay         3.907%    11/19/2009      $ 25,000        (914.00)
                                                                                                      =======

At September 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                           Value at
                                               Contract   September  USD Amount   Unrealized
Contracts to Deliver  Local Principal Amount  Value Date   30, 2006  to Receive    (Loss)
--------------------------------------------------------------------------------------------
Euro                         674,000          12/20/2006   858,468      857,952     $  (516)
                                                          ==================================

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON INSTITUTIONAL FUNDS
                                        MASTER PORTFOLIO

                                        By:   /s/ Steven M. Anderson
                                              ---------------------------------
                                              Steven M. Anderson
                                              Treasurer

                                        Date: November 29, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    /s/ Steven M. Anderson
                                               --------------------------------
                                               Steven M. Anderson
                                               Treasurer

                                        Date:  November 29, 2006


                                        By:    /s/ Patrick J. Sheppard
                                               --------------------------------
                                               Patrick J. Sheppard
                                               President

                                        Date:  November 29, 2006